UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2021
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2021 (Unaudited)

Consolidated Schedule of Investments	1-20
Consolidated Statement of Assets and Liabilities	21
Consolidated Statement of Operations	22
Consolidated Statements of Changes in Net Assets	23
Consolidated Statement of Cash Flows	24
Consolidated Financial Highlights	25-26
Notes to Consolidated Financial Statements	27-41
Fund Expenses	42
Other Information	43

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (1.83%) Asia - Pacific (0.02%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/16/16	264,773	$1,665,913
Total Asia - Pacific (0.02%)				1,665,913

North America (0.91%)
American Tower Corp.	Communication	05/29/20	21,933	5,819,483
American Water Works Co., Inc.	Utilities	02/16/16	42,619	7,200,906
Ares Capital Corp.	Diversified Financial Services	02/16/16	274,279	5,576,092
Ares Management Corp.	Diversified Financial Services	06/28/19	38,596	2,849,157
Atmos Energy Corp.	Utilities	02/16/16	71,898	6,337,809
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	25,724	2,990,158
Canadian National Railway Co.	Transportation	05/14/19	44,646	5,160,498
CMS Energy Corp.	Utilities	11/01/19	68,322	4,079,507
Crown Castle International Corp.	Communication	02/16/16	31,741	5,499,763
Enbridge, Inc.	Utilities	02/16/16	55,486	2,209,787
Equinix Inc	Diversified Financial Services	07/31/20	5,388	4,253,179
Fifth Street Finance Corp	Diversified Financial Services	04/07/21	356,943	2,520,017
Fortis Inc.	Utilities	12/18/17	99,204	4,390,934
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	3,589,479
KKR & Co., Inc.	Diversified Financial Services	02/16/16	59,372	3,613,974
ONE Gas Inc	Utilities	09/04/20	12,615	798,782
Onex Corporation	Diversified Financial Services	02/10/16	33,680	2,376,453
Republic Services Inc.	Commercial & Professional Services	08/28/17	52,023	6,246,922
Roblox Corp.	Software	03/29/21	21,780	1,645,261
Solar Capital Ltd	Diversified Financial Services	08/28/17	123,969	2,371,527
TC Energy Corp.	Utilities	11/01/19	45,416	2,183,677
Union Pacific Corp.	Transportation	06/29/16	17,379	3,406,458
Waste Management Inc	Utilities	07/02/20	26,716	3,988,966
Total North America (0.91%)				89,108,789

Rest of World (0.00%)
Monday.com ltd.	Software	09/09/21	247	80,571
Total Rest of World (0.00%)				80,571

Western Europe (0.90%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	3,027,319
Aena SA	Transportation	12/21/18	41,641	7,204,564
Apax Global Alpha Ltd	Diversified Financial Services	01/19/21	485,904	1,487,025
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,345,126	5,501,199
Bridgepoint Group Ltd	Financial Services	07/22/21	209,449	1,420,327
Cellnex Telecom SA	Communication	05/15/19	137,284	8,476,389
EQT AB	Diversified Financial Services	04/06/20	31,259	1,298,830
Gimv N.V.	Diversified Financial Services	02/12/16	76,110	4,850,999

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	$1,759,184
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,476,617	7,763,802
HICL Infrastructure Co Ltd	Diversified Financial Services	03/30/16	1,733,870	3,894,337
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	119,861	1,890,626
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	2,714,340
Investment AB Kinnevik	Diversified Financial Services	04/06/20	98,754	3,482,996
Investor AB	Diversified Financial Services	08/28/17	160,160	3,458,269
Italgas SpA	Utilities	05/29/20	239,023	1,535,641
National Grid PLC	Utilities	02/12/16	378,176	4,510,066
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	2,992,546
Orsted AS	Utilities	06/15/21	8,156	1,078,162
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	48,033	1,949,163
Sofina SA	Diversified Financial Services	01/10/18	7,369	2,920,528
Spotify Technology SA	Software	03/01/21	2,727	614,066
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	4,741,279
Vinci SA	Transportation	02/12/16	85,667	8,947,664
Wendel SA	Diversified Financial Services	12/21/18	9,017	1,251,831
Total Western Europe (0.90%)				88,771,152

Total Common Stocks (Cost $134,778,938)(1.83%)				$179,626,425

Asset-Backed Securities (0.24%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
North America (0.12%)
ARES LI CLO Ltd. ***	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	$500,000	$505,317
CIFC Funding 2021-VI Ltd. ***,f	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,500,000
Dryden 95 CLO Ltd ***	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,500,000
Magnetite XXVI Ltd ***	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	998,356
Neuberger Berman CLO XXI Ltd ***	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	990,588
Neuberger Berman CLO XXI Ltd ***	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	503,034
Ocean Trails CLO IX ***,f	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A ER	1,500,000	1,470,000
Symphony CLO XXV Ltd. ***	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	500,000	515,751
Symphony CLO XXV Ltd. ***	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	1,023,600
Tallman Park CLO Ltd ***	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,535,383
Wellman Park CLO Ltd ***	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	1,019,281
Total North America (0.12%)						11,561,310

Western Europe (0.12%)
Aurium CLO V Designated Activity Co. ***	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,773,197
Aurium CLO V Designated Activity Co. ***	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	1,175,996
Carlyle Euro CLO 2021 ***	6.12% + E##	04/23/21	01/15/34	Series 2021-1A, Class D	333,000	392,191
Carlyle Euro CLO 2021-2 DAC ***,f	6.25% + E##	09/27/21	10/15/35	Series 2021 2A D	3,000,000	3,441,781
Carysfort Park CLO ***	6.14% + E##	03/12/21	07/28/34	Series 2021 1A D	500,000	604,257
Elm Park CLO ***	3.50% + E##	03/26/21	04/15/34	Series 1A CRR	1,000,000	1,174,477
Elm Park CLO ***	6.16% + E##	03/26/21	04/15/34	Series 1A DRR	666,000	774,244
Madison Park EUR Funding XVI DAC ***	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,635,703
Palmer Square European Loan Funding 2021-1 DAC ***	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	831,146

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Asset-Backed Securities (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Voya Euro CLO V DAC ***	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	$417,000	$478,173
Total Western Europe (0.12%)						12,281,165

Total Asset-Backed Securities (Cost $23,767,570)(0.24%)						$23,842,475

Private Equity Investments (88.97%) Direct Investments * (63.95%) Direct Equity (54.70%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (6.86%)
AAVAS Financiers Limited +,a	Common equity	06/23/16	3,891,752	$120,028,733
Argan Mauritius Limited +,a	Common equity	05/09/16	106,215	24,774,107
Continuity CNC Capital Ltd. +,a	Common equity	03/03/18	102,112	21,717,107
Continuity CNC Capital Ltd. +,a,c	Member interest	03/03/18	—	27,901,822
HT Global Co-Investment, L.P.2 +,a,c	Limited partnership interest	12/31/20	—	52,709,978
Huntress Co-Investment L.P., 1 +,a,b,c	Limited partnership interest	04/08/16	—	43,534,367
KKR Pebble Co-Invest L.P. +,a,c	Limited partnership interest	05/13/21	—	22,706,356
Kowloon Co-Investment, L.P. +,a,c	Limited partnership interest	11/04/15	—	5,435,365
Murra Warra Asset Hold Trust +,a,b	Common equity	09/10/18	13,186,543	24,618,604
Murra Warra II Asset Hold Trust +,a,b	Common equity	07/30/20	5,402,025	6,246,962
Murra Warra II Project Hold Trust +,a,b	Common equity	07/30/20	10	1,561,740
Murra Warra Project Hold Trust +,a,b	Common equity	09/10/18	429,366	6,154,653
Partners Terra Pte. Ltd. +,a,b	Common equity	05/14/21	1,683,000	1,585,913
PG Esmeralda Pte. Ltd. +,a,b	Common equity	03/03/21	5,433,284	5,981,040
PG Esmeralda Pte. Ltd. +,a,b	Preferred equity	03/03/21	488,996	53,829,409
The Baring Asia Private Equity Fund VI Co-Investment L.P. +,a,c	Limited partnership interest	12/30/16	—	3,034,600
TPG Upswing Co-Invest, L.P. +,a,c	Limited partnership interest	01/10/19	—	23,682,557
Zenith Longitude Limited +,a,b	Common equity	08/13/21	6,682,671	228,951,618
Total Asia - Pacific (6.86%)				674,454,931

North America (26.06%)
AP VIII Prime Security Services Holdings, L.P. +,a,c	Limited partnership interest	05/02/16	—	12,647,950
Astorg VII Co-Invest ERT +,a,c	Common equity	01/31/20	32,787,729	47,643,436
Astorg VII Co-Invest ERT +,a,c	Limited partnership interest	01/31/20	—	9,932,403
BCPE Hercules Holdings, LP +,a,c	Limited partnership interest	07/30/18	—	45,249,506
BI Gen Holdings, Inc. +,a	Common equity	05/09/18	14,561	270,351
Burger Bossco Holdings, Inc. +,a	Preferred equity	12/31/20	300	204,621
Burger Bossco Holdings, Inc. +,a	Common equity	12/31/20	145	3
CapitalSpring Finance Company, LLC +,a	Common equity	10/03/14	3,020,546	7,446,047
CB Poly Holdings, LLC +,a	Preferred equity	08/16/16	171,270	22,210,520
CB Titan MidCo Holdings, Inc. +,a	Common equity	05/01/17	56,634	36,783
CBI Parent, L.P. +,a,b	Common equity	01/06/21	1,145,918	120,217,232
CD&R [Mercury] Co-Investor, L.P. +,a,c	Limited partnership interest	10/14/20	—	177,837,919
Confluent Health, LLC +,a,b	Common equity	05/30/19	27,260	58,936,730
ConvergeOne Investment L.P. +,a	Common equity	07/03/19	3,120	3,107,411
Cure Holdings, LLC +,a	Common equity	05/13/21	263,891	5,914,102
ECP Parent, LLC +,a,b	Common equity	02/18/20	100,000,000	139,645,509
Elgin Co-Investment, L.P.2 +,a,c	Limited partnership interest	11/28/16	—	19,563,751
EnfraGen LLC +,a,b	Common equity	09/17/19	37,786	56,037,805
EQT Infrastructure IV Co-Investment (B) SCSp +,a,c	Limited partnership interest	03/09/20	—	111,783,142
EQT VIII Co-Investment (C) SCSp +,a,c	Limited partnership interest	01/28/19	—	76,903,439
EXW Coinvest L.P. +,a,c	Limited partnership interest	06/22/16	—	78,471,075
Healthgrades, Inc. +,a	Common equity	01/04/19	1,616	198,160
Idera Parent LP +,a,b,c	Limited partnership interest	03/02/21	—	199,998,129

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (26.06%) (continued)
KDOR Merger Sub Inc. +,a	Common equity	05/11/18	366	$1
KENE Holdings, L.P. +,a,c	Limited partnership interest	08/08/19	—	243,602
KKR Enterprise Co-Invest AIV A L.P. +,a,c	Limited partnership interest	07/31/20	—	1,730,511
KKR Enterprise Co-Invest L.P. +,a	Common equity	10/09/18	9,684	—
KSLB Holdings, LLC +,a	Common equity	07/30/18	252,000	335,801
LTF Holdings, Inc. +,a	Common equity	01/06/20	3,132,000	49,914,119
LTF Holdings, Inc. +,a	Preferred equity	01/22/21	244,856	3,101,694
Matterhorn Topco, L.P. +,a	Common equity	05/19/21	88,040	8,804,000
MHS Acquisition Holdings, LLC +,a,b	Preferred equity	03/10/17	33,900	259,426
MHS Acquisition Holdings, LLC +,a,b	Common equity	03/10/17	342	477,616
MHS Blocker Purchaser L.P. +,a,b,c	Limited partnership interest	03/10/17	—	56,987,501
Milestone Investment Holdings, LLC +,a,b	Common equity	09/23/21	32,016,466	22,646,955
NDES Holdings, LLC +,a	Preferred equity	09/19/11	500,000	4,807,975
NTS Holding Corporation, Inc. +,a	Common equity	11/21/13	2,740	2,116,470
NTS Holding Corporation, Inc. +,a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +,a,b,c	Limited partnership interest	01/31/18	—	41,872,476
OMNIA Coinvest LP +,a,c	Limited partnership interest	10/23/20	—	18,582,111
Onecall Holdings, L.P. +,a,b,c	Limited partnership interest	11/29/17	—	159,937,135
Onex Fox, L.P. +,a,c	Limited partnership interest	04/25/19	—	56,546,289
Orion Opportunity LP +,a,c	Limited partnership interest	09/01/21	—	40,466,519
Patriot SPV, L.P. +,a,c	Limited partnership interest	03/18/21	—	36,760,062
PG BRPC Investment, LLC +,a,b	Common equity	08/01/19	32,079	69,204,318
PG Delta HoldCo, LLC +,a,b	Common equity	06/24/21	20,000	17,395,880
Polaris Investment Holdings, L.P +,a,c	Limited partnership interest	06/07/16	—	11,868,314
Safari Co-Investment L.P. +,a,c	Limited partnership interest	03/14/18	—	8,749,445
Shermco Intermediate Holdings, Inc. +,a	Common equity	06/05/18	1,153	790,328
Shingle Coinvest LP +,a,c	Limited partnership interest	05/29/18	—	132,163,273
SIH RP HoldCo LP +,a	Common equity	09/10/19	5,995,126	74,985,989
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +,a,c	Limited partnership interest	05/14/12	—	65,881
SLP West Holdings Co-Invest Feeder II, L.P. +,a,c,d	Limited partnership interest	08/18/17	—	32,813,102
SnackTime PG Holdings, Inc. +,a,b	Common equity	05/23/18	12	65,039,123
SnackTime PG Holdings, Inc. +,a,b,c	Member interest	05/23/18	—	18,617,723
Specialty Pharma Holdings LP +,a,b,c	Limited partnership interest	04/01/21	—	104,965,597
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +,a,c	Limited partnership interest	08/17/21	—	32,156,226
T-VIII Mercury Co-Invest LP +,a,c	Limited partnership interest	07/29/21	—	4,438,314
Thermostat Purchaser, L.P. +,a,b,c	Limited partnership interest	08/31/21	—	71,817,900
TKC Topco LLC +,a	Common equity	10/14/16	4,632,829	9,195,254
VEPF VII Co-Invest 2-A, LP +,a,c	Limited partnership interest	09/10/21	—	19,274,235
VEPF VII Co-Invest 2-A, LP +,a,c	Limited partnership interest	04/06/21	—	47,637,558
Vistria Catapult Holdings, LLC +,a	Preferred equity	09/30/19	19,140	72,087,831
WHCG Purchaser, LP +,a,b,c	Limited partnership interest	06/22/21	—	68,399,200
Woof Parent L.P. +,a	Common equity	12/21/20	1,441	1,606,872
Total North America (26.06%)				2,563,591,984

Rest of World (1.79%)
Carlyle Retail Turkey Partners, L.P. +,a,c	Limited partnership interest	07/11/13	—	5,987,834
Heket Holdings S.à.r.l. +,a	Preferred equity	09/25/19	11,988,920	22,417,700
Heket Holdings S.à.r.l. +,a	Common equity	09/25/19	271,743	148,108,777
Total Rest of World (1.79%)				176,514,311

South America (0.18%)
Centauro Co-Investment Fund, L.P. +,a,c,d	Limited partnership interest	11/28/13	—	10,189,920
GTS II Cayman Corporation +,a	Common equity	07/24/13	2,824	7,419,216
Total South America (0.18%)				17,609,136

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (19.81%)
Aston Lux Acquisitions S.à.r.l +,a,c	Limited partnership interest	11/28/19	—	$4,472,737
Aston Lux Acquisitions S.àr.l +,a	Common equity	01/11/21	218,625	306,440
Astorg Co-Invest SGG, FCPI +,a,b,c	Limited partnership interest	02/10/16	—	71,833,121
Bock Capital JVCo Nature S.à r.l. +,a,b	Common equity	07/01/21	12,590,000,000	145,899,058
Camelia Investment 1 Limited +,a,b	Preferred equity	10/12/17	6,768,617,529	133,223,918
Camelia Investment 1 Limited +,a,b	Common equity	10/12/17	86,516	58,359,343
Capri Acquisitions Topco Limited +,a	Common equity	11/01/17	8,345,985	173,558,912
Ceramtec Co-Investment (1) L.P. +,a,c	Limited partnership interest	02/20/18	—	47,921,248
Ciddan S.a.r.l. +,a	Preferred equity	09/15/17	23,249,522	29,922,931
Ciddan S.a.r.l. +,a	Common equity	09/15/17	12,263,242	77,998,192
EQT Jaguar Co-Investment SCSp +,a,b,c	Limited partnership interest	11/30/18	—	97,980,062
EQT VIII Co-Investment (D) SCSp +,a,c	Limited partnership interest	10/01/19	—	155,132,546
Fides S.p.A +,a	Common equity	12/15/16	1,096,526	1,472,898
Frontmatec Holding III ApS +,a	Common equity	09/23/16	248,257,489	32,079,870
Global Blue Group Holding AG +,a	Common equity	09/11/20	97,520	625,103
Global Blue Holding LP +,a,c	Limited partnership interest	07/31/12	—	10,482,067
KKR Matterhorn Co-Invest L.P. +,a,c	Limited partnership interest	11/02/12	—	2,848,994
KKR Traviata Co-invest L.P. +,a,c	Limited partnership interest	12/18/19	—	98,550,815
Luxembourg Investment Company 261 S.à.r.l. +,a	Common equity	07/31/18	1,481	63,826,261
Luxembourg Investment Company 261 S.à.r.l. +,a,c	Member interest	07/31/18	—	58,169,612
Luxembourg Investment Company 285 S.à.r.l. +,a,b	Preferred equity	08/22/19	7,865,820	21,870,424
Luxembourg Investment Company 285 S.à.r.l. +,a,b,c	Member interest	08/22/19	—	20,204,551
Luxembourg Investment Company 285 S.à.r.l. +,a,b	Common equity	08/22/19	6,999,953	31,491,627
Luxembourg Investment Company 293 S.à.r.l. +,a,b	Common equity	06/26/19	9,789,622	33,467,166
Luxembourg Investment Company 293 S.à.r.l. +,a,b,c	Member interest	06/26/19	—	5,800,003
Luxembourg Investment Company 314 S.à.r.l. +,a,b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à r.l. +,a,b	Member interest	07/02/21	—	51,146,387
Luxembourg Investment Company 414 S.à r.l. +,a,b	Common equity	07/02/21	12,111,360	9,026,602
Luxembourg Investment Company 430 S.à r.l. +,a,b,c	Member interest	05/10/21	—	58,794,932
Luxembourg Investment Company 430 S.à r.l. +,a,b	Common equity	05/10/21	50,548,848	14,644,612
May Co-Investment S.C.A. +,a,b	Common equity	11/09/20	1,059,375	56,633,414
Nerve Co-Invest SCSp +,a,c	Limited partnership interest	01/27/21	—	38,168,729
OT Luxco 3 & Cy S.C.A. +,a	Warrants	12/01/17	—	1,288,470
PG Lion Management Warehouse S.C.S +,a,b,c	Limited partnership interest	08/22/19	—	1,918,375
PG TLP S.à r.l. +,a,b,c,d	Member interest	04/14/21	—	8,730,764
PG TLP S.à r.l. +,a,b,d	Common equity	04/14/21	6,377,426	89,066,920
Polyusus Lux XVI S.a.r.l. +,a,b	Common equity	05/23/18	44,442,345	86,099
Polyusus Lux XVI S.a.r.l. +,a,b	Preferred equity	05/23/18	244,659,996	20,589,541
Polyusus Lux XXIII S.a.r.l +,a	Preferred equity	08/19/21	11,772,986	689,950
Polyusus Lux XXIII S.a.r.l +,a	Common equity	08/19/21	3,936,244	231,214
Real Hero Topco, L.P. +,a,c	Limited partnership interest	04/01/21	—	20,167,553
Root JVCo S.à r.l. +,a,b,c	Member interest	09/29/20	—	37,974,402
Root JVCo S.à r.l. +,a,b	Common equity	09/29/20	1,969,352	15,652,691
Root JVCo S.à r.l. +,a,b	Preferred equity	09/29/20	6,731,408	28,848,232
S.TOUS, S.L +,a	Common equity	10/06/15	622	19,791,381
Stark Perseus Investment +,a	Common equity	02/26/21	963,052	1,327,742
Stark Perseus Topco +,a,c	Member interest	02/26/21	—	12,223,741
Stark Perseus Topco +,a	Common equity	02/26/21	26,921,454	34,537,316
Surfaces SLP (SCSp) +,a,b,c	Limited partnership interest	10/01/20	—	49,661,405
Total Western Europe (19.81%)				1,948,698,372

Total Direct Equity (54.70%)				$5,380,868,734

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (9.25%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.17%)
Healing Quest +,a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	$8,351,682	$8,910,816
Snacking Investments BidCo Pty Limited +,a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,280,500	1,287,171
Stiphout Finance, LLC +,a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,742,310	4,784,058
Voyage Australia Pty Ltd +,a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,700,000	1,702,125
Total Asia - Pacific (0.17%)						16,684,170

North America (6.28%)
8th Avenue Food & Provisions, Inc. +,a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,462,500	1,450,317
Acrisure LLC +,a	Cash 3.75% + L (0.50% Floor)^^	08/18/21	02/13/27	Senior	2,200,000	2,195,424
Acrisure LLC +,a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,877,455	1,862,980
ADMI Corp. +,a	Cash 3.50% + L (0.50% Floor)^	06/22/21	12/23/27	Senior	1,400,000	1,401,001
AI Alpine AT BidCo GmBH +,a	Cash 3.00% + E###	11/30/18	10/31/25	Senior	1,415,436	1,424,015
AI Aqua Merger Sub, Inc. +,a	Cash 4.00% + L (0.50% Floor)^^		08/03/21	Senior	4,400,000	4,420,834
AI Aqua Merger Sub, Inc. +,a,f	Cash 4.00% + L (0.50% Floor)^^	06/17/21	06/16/28	Senior	600,000	602,628
AIT Buyer, LLC +,a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,778,366
AIT Worldwide Logistics, Inc. +,a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,600,000	2,612,194
Alliant Holdings Intermediate, LLC +,a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,270,750	1,262,878
Altra Industrial Motion Corp. +,a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	882,836	880,408
Apex Group Treasury Limited +,a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	1,700,000	1,702,125
Applovin Corporation +,a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	992,347	992,268
AQA Acquisition Holding, Inc. +,a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,097,250	1,103,197
AqGen Island Holdings, Inc +,a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	7,049,750
AthenaHealth, Inc. +,a	Cash 4.25% + L^^	03/13/19	02/11/26	Senior	3,140,469	3,152,638
Avantor, Inc. +,a	Cash 2.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	2,378,162	2,593,753
Barracuda Networks, Inc. +,a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	1,014,690
Bella Holding Company, LLC +,a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,600,000	3,601,296
Berry Global, Inc. +,a	Cash 1.75% + L^^	08/05/19	07/01/26	Senior	2,200,500	2,190,322
BK LC Lux Sov S.a.r.l. +,a,d	Cash 3.75% + L (0.50% Floor)^^^	04/27/21	04/28/28	Senior	1,895,250	1,896,245
Blackhawk Network Holdings, Inc +,a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	974,811	969,206
BMC Software, Inc. +,a,f	Cash 5.50% + L (0.50% Floor)^^	09/22/21	02/27/26	Senior	1,700,000	1,722,321
Boxer Parent Company Inc. +,a	Cash 3.75% + L^	10/18/18	10/02/25	Senior	1,340,831	1,334,965
Bracket Intermediate Holding Corp +,a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,455,000	1,454,389
Bracket Intermediate Holding Corp. +,a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
Bright Horizons Family Solutions, Inc. +,a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,773,756	5,752,517
Brookfield WEC Holdings, Inc. +,a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	987,313	981,814
Burger Bossco Intermediate, Inc. +,a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	153,200	145,080
Burger Bossco Intermediate, Inc. +,a	PIK 10.00% + L (1.00% Floor)^^	04/25/17	04/25/25	Second Lien	296,476	277,195
Campaign Monitor (UK) Limited +,a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,650,000	1,631,850
CapitalSpring Finance Company, LLC +,a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,193,198	2,924,455
CapitalSpring Finance Company, LLC +,a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	7,095,573

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Cengage Learning Acquisitions, Inc. +,a	Cash 4.75% + L (1.00% Floor)^^	06/29/21	07/14/26	Senior	$1,400,000	$1,410,570
Centralsquare Technologies, LLC +,a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	972,500	906,706
Charter NEX US, Inc. +,a	Cash 4.25% + L (0.75% Floor)^	05/31/19	12/01/27	Senior	1,456,492	1,461,386
CIBT Global, Inc. +,a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	229,810	202,233
Cologix Holdings, Inc. +,a	Cash 3.75% + L (0.75% Floor)^^	05/10/21	05/01/28	Senior	1,296,750	1,300,802
CommScope, Inc. +,a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	980,000	977,040
Composite Resins Holding B.V. +,a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	270,731	271,353
ConnectWise, LLC +,a,f	Cash 3.50% + L (0.50% Floor)^^	09/24/21	09/29/28	Senior	1,700,000	1,699,150
Conservice Midco, LLC, +,a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,683,000	1,687,477
Conterra Ultra Broadband Holdings, Inc. +,a	Cash 4.70% + L^	06/06/19	04/30/26	Senior	1,661,750	1,663,910
ConvergeOne Holdings, Inc. +,a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,925,000	2,916,269
ConvergeOne Holdings, Inc. +,a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	30,473,040
Convergint Tech LLC +,a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,410,500
Cornerstone OnDemand, Inc. +,a,f	Cash 3.75% + L (0.50% Floor)^^	09/21/21	10/16/28	Senior	1,200,000	1,199,628
Covenant Surgical Partners, Inc. +,a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,228,288	1,211,399
Covenant Surgical Partners, Inc. +,a	Cash 4.00% + L^^	11/01/19	07/01/26	Senior	250,000	246,563
CQP Holdco LP +,a	Cash 3.75% + L (0.50% Floor)^	06/09/21	06/04/28	Senior	3,291,750	3,285,117
Crown Subsea Communications Holding, Inc. +,a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	4,487,671	4,532,548
CSC Holdings, LLC +,a,f	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,500,000	3,465,367
CSC Holdings, LLC +,a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,929,887	2,895,095
DCert Buyer, Inc. +,a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,973,722	1,976,732
Deerfield Dakota Holding, LLC +,a	Cash 3.75% + L (1.00% Floor)^^	06/01/20	04/09/27	Senior	987,500	991,588
Dell International L.L.C. +,a	Cash 1.75% + L (0.25% Floor)^^	10/15/19	09/19/25	Senior	898,368	899,253
Delta 2 (Lux) S.A.R.L +,a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,997,810
Delta Topco, Inc. +,a	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,094,750	2,100,731
DexKo Global Inc. +,a,f	Cash 3.75% + L (0.50% Floor)^^	09/24/21	10/04/28	Senior	1,600,000	1,600,672
DG Investment Intermediate Holdings 2, Inc. +,a	Cash 3.75% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,279,603	1,285,510
Diligent Corporation +,a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	29,258,343	29,665,346
EAB Global, Inc. +,a	Cash 3.50% + L^^	06/25/21	11/19/26	Senior	2,200,000	2,191,475
ECI Macola/Max Holding, LLC +,a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,695,729	1,697,424
Endurance International Group, Inc. +,a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,890,250	3,871,149
Energizer Holdings, Inc. +,a	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	995,000	995,622
Engineered Machinery Holdings, Inc. +,a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,600,000	1,600,672
Envision Healthcare Corporation +,a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,892,437	3,475,557
Envision Healthcare Corporation +,a	PIK 6.00% + L (1.00% Floor)^	04/27/20	10/10/25	Senior	39,845,694	33,901,912
Explorer Holdings, Inc. +,a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	25,511,456	25,562,478
Femur Buyer, Inc. +,a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,932,500	2,767,547
First Student Bidco Inc. +,a,f	Cash 3.00% + L (0.50% Floor)^^	08/11/21	08/21/28	Senior	1,100,017	1,095,325
Flex Acquisition Company, Inc. +,a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	967,064	962,780
Galls, LLC +,a	Cash 6.25% + L (1.00% Floor)^	12/22/20	01/31/25	Senior	480,392	480,326

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
GC EOS Buyer, Inc. +,a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	$3,949,519	$3,949,519
Gentiva Health Services, Inc. +,a	Cash 2.75% + L^	09/18/18	07/02/25	Senior	1,098,639	1,401,245
GFL Environmental Inc. +,a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,199,894	1,203,968
GHX Ultimate Parent Corporation +,a	Cash 3.00% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	1,936,161	1,937,768
GI Consilio Parent LLC +,a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	3,300,000	3,284,738
Global Medical Response, Inc. +,a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	992,500	997,587
Gopher Resource, LLC +,a	Cash 3.25% + L (1.00% Floor)^	06/24/21	03/06/25	Senior	2,984,217	2,855,000
Great American Outdoors Group, LLC +,a	Cash 4.25% + L (0.75% Floor)^^	05/14/21	06/03/28	Senior	1,786,500	1,796,102
GTT Communications, Inc. +,a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	2,253,750	1,918,505
Heartland Dental, LLC +,a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,905,227	2,884,992
Heartland Dental, LLC +,a	Cash 4.00% + L^^	05/15/18	04/30/25	Senior	1,000,000	999,000
Help Systems, Inc. +,a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,178,788	4,191,847
Hexion Inc. +,a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,368,500	1,370,211
Hornblower Sub, LLC +,a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	901,410
Husky Injection Molding Systems Ltd. +,a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	974,745	958,627
Hyland Software, Inc. +,a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	989,796	992,171
Idera, Inc. +,a	Cash 2.75% + L (3.75% Floor)^	12/17/18	06/27/24	Senior	1,264,035	1,265,747
Indy US Bidco, LLC +,a	Cash 4.00% + L^^	03/29/21	03/06/28	Senior	995,000	998,343
KENE Acquisition, Inc. +,a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/09/27	Second Lien	1,462,500	1,462,500
Kingpin Intermediate Holdings LLC +,a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,332,527	1,331,694
KSLB Holdings, LLC +,a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	3,212,308	2,760,336
LBM Acquisition, LLC +,a,f	Cash 3.75% + L (0.75% Floor)^^	06/24/21	12/17/27	Senior	2,194,486	1,091,299
LBM Acquisition, LLC +,a	Cash 3.25% + L (0.75% Floor)^^	09/07/21	12/17/27	Senior	2,194,486	2,174,220
LogMeIn, Inc. +,a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	4,962,500	4,967,165
Loire UK Midco 3 Limited +,a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,382,587	1,356,664
LTI Holdings, Inc. +,a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	970,000	958,481
Lucid Energy Group II Borrower, LLC +,a	Cash 3.00% + L (1.00% Floor)^^	08/06/21	02/17/25	Senior	1,994,832	1,977,377
Magenta Buyer LLC +,a,f	Cash 8.25% + L (0.75% Floor)^^	07/28/21	07/27/29	Senior	2,000,000	2,000,000
Magenta Buyer LLC +,a	Cash 5.00% + L (0.75% Floor)^^	05/03/21	07/27/28	Senior	3,500,000	3,504,375
MajorDrive Holdings IV LLC +,a	Cash 4.00% + L (0.50% Floor)^^	06/10/21	06/01/28	Senior	997,500	1,000,772
Maverick Bidco, Inc +,a	Cash 3.75% + L (0.75% Floor)^^	05/27/21	04/29/28	Senior	1,500,000	1,500,705
Maverick Bidco, Inc +,a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,669,030
McAfee, LLC +,a	Cash 3.75% + L^	07/19/19	09/30/24	Senior	378,211	378,933
McAfee, LLC +,a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	2,572,023	2,590,086
MediaOcean, LLC +,a	Cash 4.00% + L^	09/10/20	08/18/25	Senior	1,882,190	1,886,105
Medline Borrower, LP +,a,f	Cash 3.25% + L (0.50% Floor)^^	09/30/21	10/23/28	Senior	1,100,000	1,094,500
Messer Industries USA, Inc. +,a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,182,528	1,178,023
MetroNet Systems Holdings, LLC +,a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	3,391,500	3,404,218
Michaels Stores, Inc. +,a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,194,500	2,200,337
Ministry Brands, LLC +,a	Cash 4.00% + L (1.00% Floor)^	01/01/21	12/02/22	Senior	1,253,919	1,241,380
Mirion Technologies, Inc. +,a	Cash 4.00% + L^^	12/22/20	03/06/26	Senior	989,848	992,946
Mitchell International, Inc. +,a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,193,318	5,197,284
National Mentor Holdings, Inc. +,a	Cash 3.75% + L (0.75% Floor)^^	04/26/21	03/02/28	Senior	2,762,694	2,765,816
National Spine & Pain Centers, LLC +,a	Cash 4.50% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	531,413	504,842
Navicure, Inc. +,a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	2,976,745	2,980,553

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
NEP Group, Inc. +,a,f	Cash 3.25% + L^^	06/29/21	10/20/25	Senior	$1,989,770	$1,920,128
Netsmart, Inc. +,a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,250,499	2,262,808
Nexstar Broadcasting +,a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	1,294,119	1,294,610
Northwest Fiber, LLC +,a	Cash 5.50% + L^	06/17/20	04/30/27	Senior	629,349	629,506
NSM Top Holdings Corp. +,a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,473,750	1,475,666
OEConnection LLC +,a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,257,417	2,254,595
OneDigital Borrower LLC +,a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	1,445,860	1,453,696
Osmose Utilities Services, Inc. +,a,f	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	1,040,092	2,493,822
PAI Holdco, Inc. +,a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,197,000	1,200,244
Panther BF Aggregator 2 LP +,a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,014,249	1,011,080
Parexel International Corporation +,a,f	Cash 3.50% + L (0.50% Floor)^^	08/11/21	08/11/28	Senior	3,000,000	3,004,230
Peak 10 Holding Corporation +,a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,949,239	1,818,883
Pearl Intermediate Parent, LLC +,a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,672,046	3,640,141
Pearl Intermediate Parent, LLC +,a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,408,400
Peraton Corp. +,a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,990,000	1,994,418
Perforce Software, Inc. +,a	Cash 3.75% + L^	07/22/19	07/01/26	Senior	1,666,074	1,654,795
PetVet Care Centers, LLC +,a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,166,917	1,163,271
PetVet Care Centers, LLC +,a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	997,455	999,016
PG&E Corporation +,a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,975,000	1,944,141
Pluto Acquisition I, Inc. +,a	Cash 4.00% + L^^	06/15/21	06/22/26	Senior	1,695,750	1,697,514
PODS, INC. +,a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,293,500	1,295,925
Polaris Newco, LLC +,a	Cash 4.00% + L (0.50% Floor)^^^	06/15/21	06/02/28	Senior	1,200,000	1,204,002
Potters Industries, LLC +,a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	995,000	996,871
Pre-Paid Legal Services, Inc. +,a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,445,250	1,442,771
Pre-Paid Legal Services, Inc. +,a	Cash 4.00% + L (0.75% Floor)^	10/08/20	05/01/25	Senior	396,000	397,733
Pregis TopCo LLC +,a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	1,000,000	1,001,875
Pretium PKG Holdings, Inc. +,a	Cash 4.00% + L (0.75% Floor)^^	11/12/20	11/05/27	Senior	992,500	994,128
Pretium PKG Holdings, Inc. +,a,f	Cash 6.75% + L (0.50% Floor)^^	09/22/21	10/01/29	Senior	1,800,000	1,813,500
Procera Networks, Inc. +,a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,143,685
Project Boost Purchaser, LLC +,a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,764,000	1,757,800
Prometric Holdings, Inc. +,a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,701,192
ProVation Software Group, Inc. +,a	Cash 7.75% + L (0.75% Floor)^^^	12/30/20	12/22/28	Second Lien	12,802,500	12,875,474
Quintiles IMS Inc. +,a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,797,161
Radiate HoldCo, LLC +,a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,379,738	1,380,269
Radiology Partners, Inc. +,a	Cash 4.25% + L^	09/11/18	07/09/25	Senior	3,403,933	3,393,931
RC Buyer, Inc. +,a	Cash 6.75% + L (0.75% Floor)^^	08/03/21	07/26/29	Senior	2,800,000	2,803,500
RealPage, Inc. +,a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	4,000,000	3,992,920
Red Planet Borrower, LLC +,a,f	Cash 3.75% + L (0.50% Floor)^^	09/23/21	10/02/28	Senior	2,200,000	2,195,204
Redstone Holdco 2 LP +,a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,800,000	3,752,500
Redstone Holdco 2 LP +,a,f	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	2,937,495
Refficiency Holdings LLC +,a	Cash 4.00% + L (0.75% Floor)^^	12/11/20	12/16/27	Senior	1,498,355	1,500,692
Rent-A-Center, Inc. +,a	Cash 4.00% + L (0.75% Floor)^	03/02/21	02/17/28	Senior	995,000	1,000,602
Restaurant Technologies, Inc. +,a	Cash 3.00% + L^^	10/26/18	10/01/25	Senior	486,250	486,148
RLG Holdings, LLC +,a	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	1,737,374	1,742,534
Rocket Software, Inc. +,a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,654,942	2,641,123
Rough Country, LLC +,a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,900,000	1,900,000
S2P Acquisition Borrower, Inc +,a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	980,000	980,613

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Sabre GLBL Inc. +,a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	$1,895,250	$1,887,849
Safe Fleet Holdings LLC +,a,b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,887,500	2,877,375
SCIH Salt Holdings, Inc. +,a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	815,742	817,720
Senneca Holdings, Inc. +,a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,221,036	3
Senneca Holdings, Inc. +,a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,135,000	446,850
Shearer’s Foods, LLC +,a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,418	33,418
Shearer’s Foods, LLC +,a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,104,642	3,134,642
Shearer’s Foods, LLC +,a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	1,000,000
Shermco Intermediate Holdings, Inc. +,a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	26,403,696	24,510,550
Sorenson Communications, LLC +,a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,850,000	2,873,156
Sound Inpatient Physicians, Inc +,a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,351,000	1,347,021
Sovos Compliance, LLC +,a,e	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	249,717	—
Sovos Compliance, LLC +,a	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	1,449,658	1,459,928
Sovos Compliance, LLC (fka Taxware, LLC) +,a,f	Cash 4.50% + L (0.50% Floor)^^	07/29/21	08/11/28	Senior	250,342	252,117
SS&C Technologies, Inc. +,a	Cash 1.75% + L^	12/07/18	04/16/25	Senior	2,223,944	2,206,152
SSH Group Holdings, Inc. +,a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,402,312	3,316,199
SSH Group Holdings, Inc. +,a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,093,500
Standard Industries Inc. +,a,f	Cash 2.50% + L (0.50% Floor)^^	08/06/21	09/22/28	Senior	1,000,000	1,002,150
Star US Bidco, LLC +,a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,283,750	1,288,564
Tank Holding Corp. +,a	Cash 5.00% + L (0.75% Floor)^^	12/18/20	03/26/26	Senior	955,000	957,985
TecoStar Holdings, Inc. +,a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,000	525,000
Tekni-Plex Inc. +,a,e	Cash 4.00% + L (0.50% Floor)	09/22/21	09/15/28	Senior	210,652	—
Telenet Financing USD LLC +,a	Cash 2.00% + L^^^	04/27/20	04/30/28	Senior	2,400,000	2,375,676
Therma Holdings +,a,e	Cash 4.00% + L (0.75% Floor)	02/04/21	12/16/27	Senior	287,419	—
TLP Finance Holdings, LLC +,a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	45,790,500	45,401,281
Tory Burch LLC +,a	Cash 3.50% + L (0.50% Floor)^^	04/30/21	04/16/28	Senior	997,500	1,000,617
Tosca Services LLC +,a	Cash 3.50% + L (0.75% Floor)^^	08/21/20	08/18/27	Senior	992,500	993,433
TricorBraun Holdings, Inc. +,a	Cash 3.25% + L (0.50% Floor)^^	04/15/21	03/03/28	Senior	877,057	873,193
Trident TPI Holdings, Inc. +,a,f	Cash 4.00% + L (0.50% Floor)^^	07/29/21	09/15/28	Senior	211,180	211,797
Trident TPI Holdings, Inc. +,a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,488,820	1,492,080
Triton Water Holdings, Inc. +,a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,396,500	1,396,416
UKG Inc. +,a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	990,019	993,603
Unified Women’s Healthcare, LLC +,a,f	Cash 4.25% + L (0.75% Floor)^	03/16/21	12/20/27	Senior	2,697,000	2,704,754
Upstream Newco, Inc. +,a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,491,250	3,496,173
Utz Quality Foods, LLC +,a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,672,253	3,673,005
VeriFone Systems, Inc. +,a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,597,951	3,531,748
Vetcor Professional Practices LLC +,a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,990,000
Vetcor Professional Practices LLC +,a	Cash 6.50% + L^^	07/02/18	07/02/26	Second Lien	613,333	613,333
Vision Solutions, Inc. +,a	Cash 7.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Second Lien	1,500,000	1,507,500
Vision Solutions, Inc. +,a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	3,900,000	3,899,376
VS Buyer, LLC +,a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,975,000	1,973,776
Webhelp +,a,f	Cash 4.00% + L (0.50% Floor)^^	07/30/21	07/28/28	Senior	1,500,000	1,500,000
Weld North Education LLC +,a	Cash 4.00% + L (0.75% Floor)^^	12/15/20	12/21/27	Senior	1,290,250	1,293,276
West Corporation +,a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,105,628	3,052,601
Whatabrands LLC +,a	Cash 3.25% + L (0.50% Floor)^^	08/05/21	07/21/28	Senior	3,000,000	3,001,200
Woof Holdings, Inc. +,a	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/21/28	Second Lien	7,200,000	7,079,760
WP CityMD Bidco LLC +,a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,947,725	2,960,828

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
WWEX UNI TopCo Holdings, LLC +,a	Cash 4.25% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	$2,700,000	$2,712,191
Zayo Group Holdings, Inc. +,a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	3,919,474	3,889,744
Total North America (6.28%)						617,937,329

Rest of World (0.39%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +,a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	22,171,514	22,716,161
AI Sirona (Luxembourg) Acquisition S.a.r.l. +,a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	2,312,714
AI Sirona (Luxembourg) Acquisition S.a.r.l. +,a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	13,678,916	13,623,813
Total Rest of World (0.39%)						38,652,688

Western Europe (2.41%)
Acuris Finance US, Inc. +,a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	677,083	680,228
AEA International Holdings (Luxembourg) S.a.r.l. +,a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	08/09/28	Senior	2,300,000	2,302,875
AI Convoy (Luxembourg) S.a.r.l. +,a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,866,395	1,873,590
AI PLEX AcquiCo GmbH +,a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,919,887	4,922,962
Altice France S.A. +,a	Cash 4.00% + L^^	12/10/20	08/14/26	Senior	2,987,219	2,983,485
Anticimex International AB +,a,f	Cash 3.50% + L (0.50% Floor)^^	07/21/21	07/21/28	Senior	2,700,000	2,698,326
Aston Finco S.à.r.l. +,a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,758,000	2,749,671
Aston Finco S.à.r.l. +,a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	38,977,039
Atlas Packaging GmbH +,a	Cash 7.75% + E###	09/14/18	07/31/26	Second Lien	3,016,905	2,839,717
Atos Medical +,a	Cash 4.00% + E#	08/09/16	07/20/23	Senior	3,921,197	4,635,395
Auris Luxembourg III Sarl +,a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	976,225	969,211
Autoform Lux S.a.r.l +,a	Cash 3.50% + E###	07/22/16	07/21/23	Senior	5,051,317	5,426,806
Autoform Lux S.a.r.l +,a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,617,286
Babar Bidco +,a	Cash 4.25% + E###	12/04/20	11/17/27	Senior	1,214,051	1,161,746
CD&R Firefly Bidco Limited +,a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	5,375,795
CD&R Firefly Bidco Limited +,a	Cash 8.25% + S>>	06/22/21	06/12/26	Second Lien	19,485,767	18,807,652
CD&R Firefly Bidco Limited +,a	Cash 7.75% + S>>>	06/21/18	06/18/26	Second Lien	26,897,480	27,800,467
Cidron Atrium SE +,a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,146,938	1,094,569
Compass IV Limited +,a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	218,790
Consilio Midco Limited +,a,f	Cash 5.75% + L (1.00% Floor)^^	09/22/21	05/26/28	Senior	1,300,000	1,295,541
Constellation Automotive Group Limited +,a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,351,397
Constellation Automotive Ltd +,a,f	Cash 7.50% + L^^^	07/16/21	07/30/29	Senior	1,000,000	1,376,392
CTC AcquiCo GmbH +,a	Cash 2.50% + E##	03/29/18	03/07/25	Senior	3,608,360	3,222,837
EG Group Limited +,a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,365,696	1,383,590
EG Group Limited +,a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,890,077	1,768,586
Fugue Finance B.V. +,a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,253,293
Genesis Specialist Care Finance UK Limited +,a	Cash 5.00% + L (1.00% Floor)^^^	07/28/20	05/14/27	Senior	2,167,000	2,165,646
Grupo Iberica de Congelados, SA +,a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	1,051,501	1,056,175
HIG Finance 2 Limited +,a,f	Cash 3.25% + L (0.75% Floor)^^	09/21/21	11/12/27	Senior	1,496,231	1,496,471
Holding Socotec +,a	Cash 4.25% + L (0.75% Floor)^^^	04/01/21	06/30/28	Senior	1,500,000	1,501,875
Hunter Holdco 3 Limited +,a	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,300,000	3,318,562
IGT Holding IV AB +,a	Cash 3.75% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,890,500	1,897,599
International Park Holdings B.V. +,a,f	Cash 3.50% + E###	09/08/21	06/13/24	Senior	1,500,000	1,687,481

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
ION Trading Finance Limited +,a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	$2,793,000	$2,801,728
IWH UK Midco Limited +,a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,622,187
Kiwi VFS Sub II S.a.r.l. +,a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,138,325
Logoplaste Parent Sarl +,a	Cash 4.25% + L^^	04/21/21	07/06/28	Senior	3,000,000	3,000,000
Loire Finco Luxembourg S.a.r.l. +,a	Cash 3.75% + L (0.75% Floor)^^^	04/06/21	04/21/27	Senior	1,293,508	1,290,274
Matador Bidco S.a r.l. +,a	Cash 4.75% + L^	11/12/19	10/15/26	Senior	2,462,500	2,470,195
Nomad Foods Lux S.a.r.l. +,a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,551,247	1,547,206
Nouryon Finance B.V. +,a	Cash 2.75% + L^	11/14/18	10/01/25	Senior	1,910,022	1,898,257
OT Luxco 3 & Cy S.C.A. +,a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	25,580,013	27,857,299
Paradocs Holding S.a r.l. +,a	Cash 3.75% + L (0.75% Floor)^^^	06/02/21	02/17/28	Senior	1,890,500	1,888,137
Paysafe Group Holdings II Limited +,a,f	Cash 2.75% + L (0.50% Floor)^^	09/29/21	06/28/28	Senior	1,000,000	985,000
RivieraTopco SARL +,a	PIK 9.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,782,648	1,709,014
Rouge Beachhouse B.V. +,a	Cash 4.50% + E##	10/15/18	07/25/25	Senior	579,174	580,966
Sapphire Bidco B.V. +,a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,298,727
Sigma Bidco B.V. +,a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	4,786,053	2,213,718
Sitel Worldwide Corporation +,a,f	Cash 3.75% + L (0.50% Floor)^^	07/28/21	08/28/28	Senior	1,800,000	1,804,500
Summer (BC) Bidco B LLC +,a	Cash 4.50% + L (0.75% Floor)^^	06/25/21	12/04/26	Senior	1,000,000	1,001,880
Sunshine Luxembourg VII Sarl +,a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,771,075	2,781,993
Tahoe Subco 1 Ltd. +,a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,738,974	2,717,085
TDC A/S +,a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,507,169
team.blue Finco Sarl +,a,f	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,027,657	3,941,149
Vertical Midco GmbH +,a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	3,960,150	3,973,139
Virgin Media Bristol, LLC +,a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,470,437
Zacapa S.a.r.l. +,a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,750,500	1,759,471
Ziggo Financing Partnership +,a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,482,637
Total Western Europe (2.41%)						236,651,548
Total Direct Debt (9.25%)						$909,925,735

Total Direct Investments (63.95%)						$6,290,794,469

Private Equity Investments (continued) Secondary Investments *,c (10.63%)	Acquisition Date	Fair Value
Asia - Pacific (0.98%)
Baring Asia Private Equity Fund IV, L.P. +,a	11/24/09	$7,327
Carlyle Japan International Partners II, L.P. +,a	09/30/13	296,788
CVC Capital Partners Asia Pacific III, L.P. +,a	01/11/13	449,927
MBK Partners Colonel Fund, L.P. +,a	09/20/21	46,064,097
TRG Growth Partnership (Offshore) II, L.P. +,a	08/02/10	126,967
TRG Growth Partnership (Offshore), L.P. +,a	08/02/10	6,146
TRG Growth Partnership II, L.P. +,a	07/08/10	374,479
Yunfeng Capital Fund III, L.P. +,a	05/18/21	46,616,179
Yunfeng Capital Fund IV, L.P. +,a	05/31/21	2,527,981
Total Asia - Pacific (0.98%)		96,469,891

North America (8.89%)
Apollo Investment Fund IX, L.P +,a	06/01/17	21,124,995
Apollo Investment Fund VII, L.P. +,a	07/01/10	20,286
Apollo Overseas Partners (Delaware) VII, L.P. +,a	10/01/09	9,135

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Ares PE Extended Value Fund, L.P. +,a	11/14/19	$34,641,624
Bain Capital Fund X, L.P. +,a	06/30/11	5,874,551
Bain Capital IX Co-Investment Fund, L.P. +,a	12/31/15	1
Bain Capital Partners IX, L.P. +,a	12/31/15	12,819
Bain Capital VIII Co-Investment Fund, L.P. +,a	12/31/15	343
Berkshire Fund VIII, L.P. +,a	09/03/21	46,401,727
Berkshire Fund X-A, L.P. +,a,e	09/03/21	—
Bertram Growth Capital II-A, L.P. +,a	09/30/15	1,312,120
CCMP Capital Investors IV, L.P. +,a,e	04/01/21	—
Clayton, Dubilier & Rice Fund VIII, L.P. +,a	03/29/12	2,792,966
DST Opportunities Access Offshore LP +,a	09/30/20	14,691,782
ECP Terra-Gen Growth Fund, LP +,a	03/23/21	1,730,523
EnCap Energy Co-Investment Fund I-C, L.P. +,a	04/30/21	1,032,396
EnCap Energy Transition Fund I, LP +,a	04/30/21	3,184,048
Energy Capital Partners Credit Solutions II, L.P. +,a	02/03/21	1,255,659
Energy Capital Partners III, L.P. +,a	02/01/21	12,113,796
Frazier Healthcare VI, L.P. +,a	06/30/12	236,349
FS Equity Partners V, L.P. +,a	08/07/12	1,271,935
GA Continuity Fund I L.P. (Bermuda) +,a	06/30/21	52,021,407
General Atlantic Investment Partners 2021, L.P. +,a,e	07/02/21	—
Genstar Capital Partners V, L.P. +,a	09/30/15	49,368
Green Equity Investors Side CF, L.P. +,a	04/16/21	56,238,782
Gridiron Energy Feeder I, L.P. +,a	05/15/17	33,339,801
Gryphon Partners 3.5, L.P. +,a	05/21/13	1,225,289
Gryphon Partners IV L.P. +,a	02/08/16	22,084,200
H.I.G. Bayside Debt & LBO Fund II, L.P. +,a	12/30/10	301,829
Harvest Partners V, L.P. +,a	09/30/11	3,600
Harvest Partners VII, L.P. +,a	12/14/15	8,569,755
Hellman & Friedman Capital Partners VI, L.P. +,a	12/31/12	132,387
Hellman & Friedman Capital Partners VII, L.P. +,a	06/30/14	1,413,964
Highstar Capital III Prism Fund, L.P. +,a	07/01/10	9,066
Icon Partners IV, L.P. +,a	05/26/21	31,457,032
Insight Venture Partners Continuation Fund, L.P. +,a	09/09/19	60,479,877
Investcorp Private Equity 2007 Fund, L.P. +,a	03/31/11	9,738
Investcorp Technology Partners III (Cayman), L.P. +,a	08/19/11	14,201
Lee Equity Partners II, L.P. +,a	06/30/17	6,835,048
Lee Equity Partners Realization Fund, L.P. +,a	06/30/17	19,166,034
Lightyear Fund II, L.P. +,a	09/30/13	549,789
Madison Dearborn Capital Partners V, L.P. +,a	01/03/12	647,983
Madison Dearborn Capital Partners VIII, L.P. +,a	03/15/21	3,381,003
MidOcean Partners III, L.P. +,a	06/30/11	381,840
Monomoy Capital Partners II, L.P. +,a	09/30/15	1,460,694
New Enterprise Associates 17, L.P. +,a	09/30/20	6,292,359
Northgate Growth Fund, L.P. +,a	12/20/19	4,379,030
NVP VIII PG, L.P. +,a	05/31/19	62,404,460
Oak Investment Partners XII, L.P. +,a	06/28/12	85,035
Palladium Equity Partners III, L.P. +,a	08/02/10	2,463
Pamlico Capital GP II, LLC +,a	03/31/14	3,497
Pamlico Capital II, L.P. +,a	03/31/14	63,269
Providence Equity Partners IV, L.P. +,a	06/30/11	1,036
Providence Equity Partners V, L.P. +,a	06/30/11	7,978
Providence Equity Partners VI-A, L.P. +,a	06/30/13	1,552,176
Providence Equity Partners VII-A, L.P. +,a	06/30/13	2,490,836
Revelstoke Single Asset Fund I, L.P. +,a	11/20/19	75,443,202
Samson Partners, L.P. +,a	12/21/20	42,023,152

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Silver Lake Partners II, L.P. +,a	06/30/14	$462
Silver Lake Partners III, L.P. +,a	06/30/10	1,155,468
Silver Lake Partners V, L.P. +,a	03/31/17	71,544,446
Silver Lake Sumeru Fund, L.P. +,a	12/18/09	12,015
SL SPV-1, L.P. +,a	12/01/17	42,055,790
SL SPV-2, L.P. +,a	05/01/19	9,439,749
Specialty Pharma Holdings LP +,a	04/30/21	6,978,730
Sun Capital Partners V, L.P. +,a	09/30/13	3,914,615
TA Atlantic & Pacific VI, L.P. +,a	09/30/15	222,804
TA Select Opportunities Fund II-B, L.P. +,a,e	05/27/21	—
TA XI, L.P. +,a	09/30/15	2,933,365
TCV VI, L.P. +,a	09/30/13	19,173
TCV VII (A), L.P. +,a	09/30/13	3,258,843
TorQuest Partners Fund (U.S.) II, L.P. +,a	09/30/15	237,705
TPG Partners V, L.P. +,a	07/11/11	13,392
TPG Partners VI, L.P. +,a	07/01/10	1,781,930
Tudor Ventures III, L.P. +,a	12/31/12	548,198
Vistria Fund III, LP +,a	06/19/19	12,377,030
Warburg Pincus Private Equity X, L.P. +,a	09/28/12	226,714
Welsh, Carson, Anderson & Stowe XII, L.P. +,a	12/31/18	75,691,478
Total North America (8.89%)		874,640,142

Western Europe (0.76%)
3i Eurofund Vb, L.P. +,a	09/30/09	90,210
3i Growth Capital B, L.P. +,a	10/01/14	59,344
Abingworth Bioventures III, L.P. +,a	09/30/15	8,954
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +,a	06/30/12	170,852
Abingworth Bioventures V, L.P. +,a	06/30/12	27,020
Advent International GPE VI, L.P. +,a	09/30/10	291,299
Apax Europe VI - A, L.P. +,a	07/01/11	157,806
Apax Europe VII - B, L.P. +,a	04/30/11	7,425
Astorg V FCPR +,a	09/30/15	1,623,365
Astorg VI, FCPI +,a	06/30/16	10,856,201
BC European Capital IX, L.P. +,a	09/30/14	5,631,466
Carlyle Europe Partners II, L.P. +,a	12/28/12	30,981
Carlyle Europe Partners III, L.P. +,a	12/28/12	82,609
CCP IX L.P. No.2 +,a	09/30/14	1,310,251
CVC European Equity Partners V, L.P. +,a	12/28/12	209,067
EPIC I-b Fund SLP +,a	11/30/20	28,094,092
ESP Golden Bear Europe Fund +,a	12/31/16	7,613,311
Galileo III FCPR +,a	09/30/15	34,689
Graphite Capital Partners VII Top-Up +,a	09/30/15	1
Graphite Capital Partners VII, L.P. +,a	09/30/15	186,830
Indigo Capital V, L.P. +,a	09/30/15	22,250
Industri Kapital 2000, L.P. +,a	09/30/15	1
Italian Private Equity Fund IV, L.P. +,a	01/29/16	16,803
KKR European Fund III, L.P. +,a	11/01/10	306,236
Montagu III, L.P. +,a	12/09/09	1
PAI Europe V +,a	09/30/14	2,849
Permira Europe II, L.P. +,a	11/29/13	26,180
Permira Europe III, L.P. +,a	09/30/15	48,021
Permira IV, L.P. +,a	09/30/13	5,672,895
Riverside Europe Fund IV, L.P. +,a	09/30/14	1,106,442

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
STG Alternative Investments S.C.A. SICAV-RAIF +,a,e	09/17/21	$—
Terra Firma Capital Partners III, L.P. +,a,f	09/30/13	1
Trilantic Capital Partners V (Europe) S.C.A., SICAR +,a	11/20/20	10,555,228
Trilantic Europe VI SCSp +,a,f	12/10/20	—
Total Western Europe (0.76%)		74,242,680
Total Secondary Investments (10.63%)		$1,045,352,713

Private Equity Investments (continued) Primary Investments *,c (14.39%)	Acquisition Date	Fair Value
Asia - Pacific (1.45%)
Baring Asia Private Equity Fund V, L.P. +,a	12/01/10	$4,555,742
BGH Capital Fund I +,a	03/01/18	8,408,717
CPEChina Fund III, L.P. +,a	03/28/18	42,500,145
Hony Capital Fund VIII, L.P. +,a	10/30/15	8,322,342
Hony Capital Partners V, L.P. +,a	12/15/11	4,631,773
J-STAR No.4-C, L.P. +,a	08/02/19	10,892,485
Kedaara Capital III Limited +,a	06/17/21	12,890
KKR Asian Fund IV SCSp +,a	05/29/20	942,535
Primavera Capital Fund III L.P. +,a	05/09/18	15,055,984
Primavera Capital Fund IV, L.P. +,a	05/20/21	4,216,724
Southern Capital Fund IV L.P. +,a	01/26/18	2,126,272
The Baring Asia Private Equity Fund VII, L.P. +,a	07/10/18	9,077,715
TPG Asia VII (B), L.P. +,a	12/07/18	18,140,568
Trustbridge Partners VI, L.P. +,a	04/12/18	14,079,064
Total Asia - Pacific (1.45%)		142,962,956

North America (8.33%)
Advent Global Technology, L.P. +,a	06/25/19	2,675,644
AEA Investors Fund VII L.P. +,a	02/08/19	1,388,958
American Industrial Partners Capital Fund VII, L.P. +,a	03/29/19	7,929,595
Apollo Investment Fund VIII, L.P. +,a	06/28/13	5,516,294
Ares Corporate Opportunities Fund IV, L.P. +,a	04/19/12	5,043,417
Ares Corporate Opportunities Fund V, L.P. +,a	12/28/15	9,707,161
Ares Corporate Opportunities Fund VI, L.P. +,a	06/02/20	816,486
Avista Capital Partners II, L.P. +,a	03/15/10	92,904
Avista Capital Partners III, L.P. +,a	10/03/11	92,736
Bain Capital Fund XII, L.P. +,a	06/30/17	17,041,288
Bain Capital Fund XIII, L.P. +,a	08/07/20	495,000
Barings Transportation Fund, L.P. +,a	09/23/21	9,777,341
Berkshire Fund IX, L.P. +,a	03/18/16	12,890,175
Caltius Partners V-A, L.P. +,a	12/02/14	6,261,849
Carlyle Partners VII, L.P. +,a	11/29/17	34,855,144
Carlyle Partners VIII, L.P. +,a,e	09/10/21	—
Clayton Dubilier & Rice Fund IX, L.P. +,a	07/31/13	13,981,407
Clayton, Dubilier & Rice Fund XI, L.P. +,a	05/15/20	2,693,289
Clearlake Capital Partners V, L.P. +,a	12/15/17	37,204,154
Clearlake Capital Partners VI, L.P. +,a	12/15/19	13,652,454
Clearlake Capital Partners VII, L.P. +,a,e	09/23/21	—
Crescent Mezzanine Partners VI, L.P. +,a	03/30/12	967,407
Frazier Healthcare Growth Buyout Fund X, L.P. +,a	03/10/21	728,846
Genstar Capital Partners IX, L.P. +,a	02/21/19	18,959,187
Genstar Capital Partners VI, L.P. +,a	09/01/12	2,684,103
Genstar Capital Partners VII, L.P. +,a	06/26/15	8,514,806
Genstar Capital Partners VIII, L.P. +,a	03/23/17	33,576,017

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Genstar Capital Partners X, L.P. +,a,e	04/01/21	$—
Genstar X Opportunities Fund, L.P. +,a	08/13/21	506,700
GoldPoint Mezzanine Partners IV, L.P. +,a	12/30/15	9,377,412
Green Equity Investors Side VIII, L.P. +,a	10/18/19	13,015,950
Gryphon Heritage Partners, L.P. +,a	12/17/20	1,502,892
Gryphon Partners V, L.P. +,a	02/23/18	8,890,909
Gryphon Partners VI, L.P. +,a	12/17/20	4,788,848
Harvest Partners IX, L.P. +,a,e	09/24/21	—
Harvest Partners VIII, L.P. +,a	12/19/18	16,518,823
Hellman & Friedman Capital Partners X, L.P. +,a,e	05/10/21	—
Icon Partners IV, L.P. +,a	09/01/21	5,364,532
Insight Partners XII (Co-Investors), L.P. +,a	05/14/21	450,000
Insight Venture Partners X, L.P. +,a	07/06/18	17,866,348
Insight Venture Partners XI, L.P. +,a	12/17/19	6,660,257
Insight Ventures Partners XII, L.P. +,a	05/14/21	1,798,315
KKR Americas Fund XII L.P. +,a	01/31/18	32,330,158
KKR North America Fund XI, L.P. +,a	02/01/12	7,537,582
KKR North America Fund XIII, SCSP +,a,e	04/06/21	—
Kleiner Perkins Caufield & Byers XIX LLC +,a	03/05/20	5,721,816
Kohlberg TE Investors IX, L.P. +,a	12/20/19	5,202,112
Kohlberg TE Investors VIII, L.P. +,a	08/04/16	21,072,632
Lee Equity Partners Realization Fund Captive AIV, L.P. +,a,e	05/31/19	—
Leeds Equity Partners VI, L.P. +,a	11/25/16	22,261,343
Lerer Hippeau Select Fund III, LP +,a	12/20/19	4,904,790
Lerer Hippeau VII, LP +,a	12/20/19	1,771,346
Lux Total Opportunities, L.P. +,a	05/28/21	450,000
Lux Ventures VII, L.P. +,a	05/28/21	65,549
Madison Dearborn Capital Partners VIII, L.P. +,a	03/20/20	3,204,741
Nautic Partners IX-A, L.P. +,a	03/12/19	5,096,894
Nautic Partners VII-A, L.P. +,a	06/27/14	3,555,512
Nautic Partners X-A, L.P. +,a,e	07/19/21	—
New Enterprise Associates 14, L.P. +,a	05/04/12	11,064,317
New Enterprise Associates 17, L.P. +,a	06/06/19	8,522,930
New Mountain Capital V, L.P. +,a	06/29/17	33,028,238
New Mountain Partners VI, L.P. +,a	10/16/20	2,919,814
NexPhase Capital Fund III-A, LP +,a	09/01/16	31,703,218
Oak Hill Capital Partners IV, L.P. +,a	04/28/17	14,764,656
Oak Hill Capital Partners V, L.P. +,a	12/21/18	19,841,408
Pamlico Capital V, L.P. +,a	02/03/20	310,064
PennantPark Credit Opportunities Fund II, L.P. +,a	08/03/12	5,753,764
Silver Lake Partners IV, L.P. +,a	07/30/12	19,840,254
Silver Lake Partners VI, L.P. +,a	06/04/20	2,911,194
Sumeru Equity Partners Fund, L.P. +,a	04/27/15	6,349,866
TA XIII-B, L.P. +,a	05/02/19	14,190,857
TA XIV-B, L.P. +,a,e	05/27/21	—
TCV X, L.P. +,a	08/31/18	17,588,536
TCV XI (A), L.P. +,a	10/02/20	2,907,863
Thompson Street Capital Partners IV, L.P. +,a	12/10/15	10,209,143
Thompson Street Capital Partners V, L.P. +,a	05/04/18	9,881,790
Thompson Street Capital Partners VI, L.P. +,a,e	06/11/21	—
TPG Partners VII, L.P. +,a	03/01/16	10,707,908
TPG Partners VIII, L.P. +,a	01/31/19	4,702,041
Trident VII, L.P. +,a	09/22/16	36,841,218
Trident VIII, L.P. +,a	04/05/19	16,976,833
Vista Equity Partners Fund VII, L.P. +,a	08/31/18	16,551,009

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Vistria Fund II, L.P. +,a	12/19/17	$16,000,126
Vistria Fund III, LP +,a	06/19/19	12,377,030
Vistria Fund IV, L.P. +,a,e	03/31/21	—
Warburg Pincus Global Growth, L.P. +,a	11/20/18	8,897,156
Welsh, Carson, Anderson & Stowe XII, L.P. +,a	12/19/14	19,253,812
Welsh, Carson, Anderson & Stowe XIII, L.P. +,a	07/25/18	13,492,637
Windjammer Senior Equity Fund IV, L.P. +,a	02/06/13	4,170,739
Total North America (8.33%)		819,219,544

Rest of World (0.62%)
Advent Latin American Private Equity Fund VI-H L.P. +,a	10/17/14	10,494,231
Altra Private Equity Fund II, L.P. +,a	12/07/12	1,341,402
Patria - Brazilian Private Equity Fund IV, L.P. +,a	06/30/11	6,430,214
Polish Enterprise Fund VIII, L.P. +,a	09/15/17	42,740,365
Total Rest of World (0.62%)		61,006,212

Western Europe (3.99%)
Adagia Capital Europe S.L.P. +,a	06/01/21	190,062
Advent International GPE IX-C, L.P. +,a	05/31/19	28,185,552
Advent International GPE VII-B, L.P. +,a	07/01/12	6,924,276
Advent International GPE VIII-C, L.P +,a	03/22/16	13,596,446
Apax X USD L.P. +,a	07/16/19	8,292,011
Astorg Mid-Cap +,a,e	02/22/21	—
Axcel VI K/S +,a	02/21/20	4,345,328
Bain Capital Europe Fund IV, L.P. +,a	09/01/14	6,908,058
BC Partners XI, L.P. +,a	12/18/20	7,297,725
CapVest Equity Partners III B, L.P. +,a	08/30/13	5,606,670
Capvis Equity V L.P. +,a	01/17/18	17,110,277
Carlyle Europe Partners IV, L.P. +,a	08/27/13	1,273,521
Carlyle Europe Partners V, L.P. +,a	04/23/18	3,115,313
CVC Capital Partners VI (A) L.P. +,a	07/05/13	9,330,838
CVC Capital Partners VIII, L.P. +,a,f	06/19/20	—
DPE Deutschland IV +,a	08/24/20	794,338
EQT IX, L.P. (USD) +,a	05/15/20	8,732,017
EQT Mid-Market (No.1) Feeder L.P. +,a	07/01/16	22,491,985
EQT VI (No.1), L.P. +,a	07/01/11	1,781,197
Gilde Buy-Out Fund VI C.V. +,a	06/28/19	5,655,115
Graphite Capital Partners IX L.P. +,a	04/11/18	6,438,773
Hg Saturn I L.P. +,a	06/28/18	27,353,225
HgCapital 8 L.P. +,a,f	12/19/16	24,067,746
HgCapital Mercury 2 +,a	02/15/17	20,475,722
Index Ventures Growth III (Jersey) L.P. +,a	03/18/15	43,350,816
KKR European Fund V (EUR) SCSp +,a	11/05/18	19,599,264
Livingbridge 7 LP +,a	09/04/20	6,477,571
Nordic Capital Evo GP, SCSp +,a,e	06/30/21	—
Nordic Capital IX, L.P. +,a	07/18/17	44,809,893
Nordic Capital X, L.P. +,a	09/30/20	1,872,997
PAI Europe VI-1, L.P. +,a	03/12/15	10,036,376
Permira VII L.P. +,a	06/21/19	17,696,531
Sixth Cinven Fund (No.3) L.P. +,a	05/01/16	9,578,826

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
The Seventh Cinven Fund, L.P. +,a	04/16/19	$8,567,639
Total Western Europe (3.99%)		391,956,108

Total Primary Investments (14.39%)		$1,415,144,820

Total Private Equity Investments (Cost $6,153,292,252)(88.97%)		$8,751,292,002

Total Investments (Cost $6,311,838,760)(91.04%)		8,954,760,902

Other Assets in Excess of Liabilities (8.96%)		881,583,960

Net Assets (100.00%)		$9,836,344,862

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $23,842,475 or 0.24% of the Portfolio’s net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2021 was 0.08%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2021 was 0.13%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2021 was 0.16%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2021 was 0.24%.

#	As of September 30, 2021, 1 month EURIBOR was -0.59%.

##	As of September 30, 2021, 3 month EURIBOR was -0.55%.

###	As of September 30, 2021, 6 month EURIBOR was -0.53%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2021, 1 month Bank Bill Swap Rate was 0.01%.

†††	As of September 30, 2021, 6 month Bank Bill Swap Rate was 0.05%.

>>	As of September 30, 2021, 3 month Sterling Overnight Interbank Average Rate was 0.05%.

>>>	As of September 30, 2021, 6 month Sterling Overnight Interbank Average Rate was 0.05%.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2021 was $8,751,292,002, or 88.97% of net assets. As of September 30, 2021, the aggregate cost of each investment restricted to resale was $19,263,262, $10,621,500, $102,112, $27,897,888, $30,790,571, $38,102,078, $22,700,000, $2,204,591, $14,353,176, $5,293,576, $1,323,394, $3,600,295, $1,690,902, $5,433,284, $48,899,552, $2,375,601, $16,300,545, $149,888,161, $11,393,287, $36,322,745, $8,255,636, $35,274,427, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,591,806, $122,578,028, $27,243,271, $3,120,000, $3,602,070, $100,002,943, $3,933,233, $38,570,977, $94,861,790, $56,985,983, $35,134,908, $87,093, $151,685,530, $250,000, $219,375, $1,111,078, $9,683,864, $252,000, $78,329,340, $2,628,131, $8,804,000, $172,633, $317,827, $37,921,967,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

$22,646,955, $5,000,000, $2,899,729, $473,334, $23,222,892, $15,296,399, $60,063,112, $45,225,381, $40,466,519, $37,787,388, $32,126,730, $17,326,073, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,779,748, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $90,460,835, $32,156,226, $4,438,314, $71,817,900, $4,632,829, $18,514,653, $45,760,200, $28,496,694, $68,399,200, $1,441,200, $7,026,869, $17,510,132, $69,246,328, $6,195,472, $2,518,375, $3,792,769, $264,490, $27,377,030, $149,423,941, $89,101,353, $33,206, $83,976,881, $21,901,395, $27,818,080, $14,672,982, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,920, $62,229,753, $14,595,698, $40,700,235, $41,607,840, $0, $1,063,586, $5,337,259, $91,975,796, $6,358,397, $24,190,919, $687,752, $229,251, $13,722,831, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,168,810, $12,231,850, $32,673,281, $34,731,898, $9,139,095, $1,270,610, $4,742,310, $1,683,488, $1,460,240, $2,178,406, $1,868,061, $1,393,201, $1,414,384, $4,378,434, $597,072, $6,729,042, $2,550,783, $1,262,678, $881,497, $1,695,801, $992,347, $1,087,255, $6,985,577, $3,107,615, $2,572,141, $990,854, $3,565,691, $2,196,615, $1,886,052, $976,871, $1,691,500, $1,333,344, $1,450,546, $1,967,370, $5,764,380, $985,021, $152,563, $261,745, $1,626,849, $3,233,556, $7,172,041, $1,386,383, $971,023, $1,452,436, $181,404, $1,293,662, $973,326, $268,282, $1,691,500, $1,613,108, $1,655,949, $2,845,932, $29,779,949, $1,393,268, $1,194,000, $1,219,184, $247,617, $3,275,912, $4,445,393, $3,474,344, $2,906,081, $1,970,950, $979,422, $896,054, $1,998,947, $2,085,615, $1,592,000, $1,273,464, $29,304,704, $2,189,139, $1,691,519, $3,864,798, $990,426, $1,592,128, $3,856,701, $40,002,841, $25,101,435, $2,912,715, $1,094,620, $965,664, $443,614, $3,919,597, $1,394,422, $1,190,910, $1,931,604, $3,268,497, $988,211, $2,707,010, $1,778,082, $2,247,411, $2,896,890, $995,342, $4,178,788, $1,358,642, $945,829, $951,605, $986,952, $1,262,409, $990,390, $1,434,687, $1,331,671, $3,140,262, $1,089,286, $2,173,598, $4,884,475, $1,382,587, $967,052, $1,966,120, $1,980,000, $3,465,671, $992,682, $1,492,816, $6,571,368, $376,502, $2,580,364, $1,873,140, $1,094,500, $1,180,544, $3,384,149, $2,173,701, $1,251,359, $983,403, $5,183,660, $2,750,462, $530,337, $2,964,891, $1,945,000, $2,247,161, $1,289,365, $609,327, $1,462,378, $2,249,677, $1,413,137, $2,487,609, $1,189,015, $1,007,252, $2,985,000, $1,874,891, $3,667,757, $2,392,694, $1,980,578, $1,660,102, $1,142,119, $992,628, $1,951,651, $1,695,750, $1,287,380, $1,194,219, $985,972, $1,433,955, $391,187, $995,616, $979,121, $1,782,000, $1,140,782, $1,756,264, $14,677,614, $12,563,936, $2,809,934, $1,368,580, $3,384,612, $2,786,210, $3,986,786, $2,189,000, $3,763,322, $2,948,711, $1,484,662, $990,384, $485,506, $1,729,589, $2,630,001, $1,895,345, $976,368, $1,890,688, $2,887,797, $809,068, $1,196,740, $1,105,635, $33,199, $3,134,627, $981,690, $26,027,682, $2,824,086, $1,349,046, $0, $1,446,088, $249,717, $2,253,237, $3,396,528, $2,105,405, $990,000, $1,273,255, $942,297, $518,456, $0, $2,394,940, $0, $45,235,637, $988,054, $979,698, $872,986, $210,654, $1,485,109, $1,389,894, $977,889, $2,678,695, $3,482,744, $3,663,885, $3,576,877, $2,942,365, $613,333, $1,488,822, $3,881,493, $1,975,000, $1,492,500, $1,284,385, $3,110,657, $2,985,293, $7,065,608, $2,925,920, $2,673,523, $3,911,518, $21,958,789, $2,296,128, $13,525,284, $675,505, $2,277,126, $1,858,936, $4,526,619, $2,987,397, $2,686,500, $2,737,023, $35,842,875, $2,808,065, $4,393,473, $969,117, $5,099,008, $1,677,395, $1,164,841, $5,183,966, $19,485,767, $27,075,320, $1,122,209, $230,125, $1,293,500, $1,373,448, $1,376,508, $3,426,980, $1,411,853, $1,774,743, $1,256,214, $2,139,204, $1,015,469, $1,481,269, $1,492,554, $3,267,393, $1,885,895, $1,705,534, $2,786,324, $5,900,585, $1,143,317, $2,985,320, $1,287,267, $2,443,701, $1,549,426, $1,904,155, $26,623,751, $1,881,520, $985,000, $1,750,780, $579,174, $2,330,990, $2,311,514, $1,791,000, $992,579, $2,761,226, $2,740,774, $1,499,480, $4,052,771, $3,892,204, $5,492,097, $1,740,064, $2,500,000, $10,380, $131,175, $1,423,090, $46,064,097, $146,326, $53,395, $533,034, $37,207,990, $2,627,877, $17,125,255, $110,280, $1, $32,398,483, $426,155, $46,530, $151,878, $598, $46,203,330, $0, $1, $0, $14,562, $8,282,342, $1,684,588, $916,163, $2,935,237, $1,501,385, $10,183,562, $1, $1,158,141, $52,021,407, $0, $1, $49,212,687, $24,699,552, $1, $1, $1, $1, $2,543,474, $2, $244, $156,137, $31,457,032, $32,196,607, $1, $1, $4,064,308, $5,249,901, $4,380,163, $3, $2,425,851, $1,681, $570,590, $4,017,339, $3,753,000, $38,140,549, $1,099,657, $1, $1, $1, $8, $413,158, $1,934,593, $1, $41,166,676, $36,123,467, $1, $4, $36,702,353, $1, $18,347,479, $4,083,388, $6,053,596, $17,471,827, $1, $0, $1, $1, $1, $975,111, $1,082,285, $359,697, $803,341, $10,210,252, $1, $11,391,343, $3, $1, $1, $856,679, $1, $2,178, $182,963, $332,525, $855,591, $6,496,000, $133,135, $107,727, $1,623,914, $3,383,281, $1, $20,153,675, $1, $1, $1, $2, $114,088, $1, $1, $3,218, $229, $49,247, $101,954, $390,786, $2,326,146, $699,374, $0, $6,223, $7,952,276, $0, $2,209,172, $6,729,188, $30,681,307, $7,813,628, $6,283,744, $12,482,375, $12,890, $929,089, $9,761,173, $4,236,087, $2,571,993, $5,165,832, $12,879,910, $9,959,998, $1,932,960, $1,357,170, $7,833,269, $755,451, $1, $7,849,410, $674,857, $219,478, $1,417,651, $12,479,624, $495,000, $9,777,341, $9,101,444, $4,786,011, $31,478,053, $0, $277,794, $2,259,216, $4,535,781, $10,314,816, $0, $1, $600,000, $13,650,093, $1, $1, $9,738,731, $0, $506,700, $6,385,664, $12,309,717, $1,717,221, $6,968,431, $5,099,125, $0, $12,383,566, $0, $5,364,532, $450,000, $5,651,456, $4,370,686, $1,798,315, $13,806,265, $7,539, $0, $5,175,000, $4,181,961, $15,466,640, $0, $13,123,385, $3,375,000, $1,800,000, $450,000, $68,750, $2,280,945, $3,910,257, $1, $0, $147,044, $5,657,092, $15,006,812, $3,029,186, $15,690,328, $733,281, $18,398,778, $357,369, $1, $2,809,363, $2,537,357, $1, $8,925,000, $0, $7,049,539, $3,016,136, $1,508,831, $7,460,928, $0, $174,287, $3,974,618, $20,441,950, $14,978,268, $14,610,694, $4,068,877, $10,210,252, $0, $7,365,000, $1, $9,696,588, $1,036,316, $5,201,153, $2,637,866, $4,601,029, $34,228,400, $192,546, $9,282,149, $1, $2,810,338, $6,750,001, $0, $3,987,769, $2,969,984, $7,353,623, $1, $15,899,085, $485,426, $3,047,278, $2,194,812, $0, $854,094, $7,593,256, $10,194,791, $1, $6,199,826, $6,256,723, $12,896,557, $11,139,693, $8,459,577, $1, $17,405,067, $7,112,998, $0, $22,297,032, $1,266,566, $2,892,875, $15,885,127, $4,752,911 and $7,241,174, respectively, totaling $6,153,292,252.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2021 (Unaudited) (continued)

[d]	Non-income producing.

[e]	Investment has been committed to but has not been funded by the Fund.

[f]	Security or a portion thereof is unsettled at September 30, 2021.

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

L - LIBOR

S - Sterling Overnight Interbank Average Rate

PIK - Payment-in-kind

A summary of outstanding financial instruments at September 30, 2021 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
October 27, 2021	Bank of America	$95,747,119	€81,000,000	$93,908,272	$1,838,847
October 27, 2021	Bank of America	$95,738,954	€81,000,000	93,908,272	1,830,682
October 27, 2021	Bank of America	$94,556,320	€80,000,000	92,748,910	1,807,410
November 17, 2021	Bank of America	$69,309,713	€59,000,000	68,429,035	880,678
November 17, 2021	Barclays	$70,252,017	€59,800,000	69,356,886	895,131
November 17, 2021	Barclays	$69,310,421	€59,000,000	68,429,035	881,386
December 15, 2021	Bank of America	$86,658,384	£63,300,000	85,341,429	1,316,955
December 15, 2021	Bank of America	$94,870,659	€81,000,000	93,993,538	877,121
December 15, 2021	Bank of America	$94,839,862	€81,000,000	93,993,538	846,324
December 15, 2021	Barclays	$86,647,863	£63,300,000	85,341,429	1,306,434
December 15, 2021	Barclays	$86,630,247	£63,300,000	85,341,429	1,288,818
December 15, 2021	Barclays	$86,350,224	£63,100,000	85,071,788	1,278,436
December 15, 2021	Barclays	$96,669,449	€82,500,000	95,734,159	935,290
December 15, 2021	Barclays	$94,915,063	€81,000,000	93,993,538	921,525
December 15, 2021	Barclays	$94,912,633	€81,000,000	93,993,538	919,095
December 15, 2021	Barclays	$94,911,013	€81,000,000	93,993,538	917,475
					$18,741,607

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2021 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $4,166,127,610)	$6,063,237,371
Affiliated Private Equity Investments, at fair value (cost of $1,987,164,642)	2,688,054,631
Common stocks, at fair value (cost $134,778,938)	179,626,425
Asset-Backed Securities, at fair value (cost $23,767,570)	23,842,475
Cash and cash equivalents	993,534,174
Cash denominated in foreign currencies (cost $19,776,819)	19,649,310
Investment sales receivable	19,835,133
Unaffiliated dividends and interest receivable	3,489,012
Affiliated interest receivable	3,225
Unrealized appreciation on forward foreign currency contracts	18,741,607
Other receivable	26,960,523
Prepaid assets	1,549,126
Total Assets	$10,038,523,012

Liabilities
Investment purchases payable	$46,336,941
Distribution, servicing and transfer agency fees payable	9,849,138
Tax-free reorganization payable	109,688
Repurchase amounts payable for tender offers	41,870,938
Due to broker	27,480,000
Incentive fee payable	46,525,796
Management fees payable	25,184,281
Dividends payable	4,666
Professional fees payable	197,949
Line of credit fees payable	1,300,000
Accounting and administration fees payable	3,098,865
Custodian fees payable	169,676
Other payable	50,212
Total Liabilities	$202,178,150

Commitments and contingencies (See note 11)

Net Assets	$9,836,344,862

Net Assets consists of:
Paid-in capital	$7,035,627,883
Distributable earnings (accumulated loss)	2,800,716,979
Total Net Assets	$9,836,344,862

Class A Units
Net assets	$5,180,030,671
Units outstanding	654,553,603
Net asset value per unit	$7.91
Class I Units
Net assets	$4,656,314,191
Units outstanding	576,734,914
Net asset value per unit	$8.07

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $156,164 withholding tax)	$38,977,587
Dividends from affiliated investments	41,049,395
Interest from unaffiliated investments	30,594,389
Interest from affiliated investments	59,726
Transaction fee income from unaffiliated issuers	1,423,814
Transaction fee income from affiliated issuers	7,034,319
Other fee income	2,580,206
Total Investment Income	121,719,436

Operating Expenses
Incentive fees	110,659,381
Management fees	72,489,695
Professional fees	5,776,171
Line of credit fees	3,786,190
Accounting and administration fees	2,993,005
Board of Managers’ fees	260,000
Custodian fees	203,841
Insurance expense	195,240
Distribution and servicing fees
Class A Units	16,460,702
Transfer agency fees
Class A Units	770,548
Class I Units	521,800
Other expenses	499,919
Total Expenses	214,616,492

Net Investment Loss	(92,897,056)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	81,892,054
Net realized gain from affiliated investments	391,798,324
Net realized loss on foreign currency transactions	(2,484,187)
Net realized gain on forward foreign currency contracts	32,674,268
Net realized gain distributions from primary and secondary investments	59,668,021
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	621,418,822
Affiliated investments	(112,669,778)
Foreign currency translation	481,135
Forward foreign currency contracts	(1,623,615)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	1,071,155,044

Net Increase (Decrease) in Net Assets From Operations	$978,257,988

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(92,897,056)	$(175,876,505)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	563,548,480	171,096,846
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	507,606,564	1,921,915,198
Net increase in Net Assets resulting from operations	$978,257,988	$1,917,135,539

Distributions to Members from:
Distributable earnings	—	(110,076,216)
Total distributions to Members	$—	$(110,076,216)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$659,672,525	$549,269,558
Class I Units	543,659,937	556,145,741
Reinvestment of common Units
Class A Units	—	57,245,617
Class I Units	—	42,033,352
Redemption of common Units
Class A Units	(49,661,592)	(159,149,894)
Class I Units	(82,902,592)	(148,388,610)
Proceeds from shares issued in connection with the tax-free reorganization
Class A Shares	—	10,215
Class I Shares	—	64,572,607
Exchanges of common Units
Class A Units	(32,950,844)	(11,968,050)
Class I Units	32,950,844	11,968,050
Total increase in Net Assets resulting from capital transactions	$1,070,768,278	$961,738,586

Total increase in Net Assets	$2,049,026,266	$2,768,797,909

Net Assets at beginning of period	$7,787,318,596	$5,018,520,687
Net Assets at end of period	$9,836,344,862	$7,787,318,596

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$978,257,988
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(508,749,044)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	1,623,615
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(563,548,480)
Purchases of Investments	(1,905,957,490)
Proceeds from sales of investments	1,155,220,551
Net realized gain on forward foreign currency contracts	32,674,268
Net realized gain distributions from primary and secondary investments	59,668,021
Amortization of premium and accretion of discount	(969,045)
Increase in investment sales receivable	(5,556,959)
Decrease in deposit of investments	117,508,658
Decrease in interest receivable	700,414
Increase in dividends receivable	(8,759)
Increase in other receivable	(14,271,336)
Increase in prepaid assets	(169,840)
Decrease in investment purchases payable	(791,040)
Decrease in dividends payable	(27)
Increase in due to broker	4,660,000
Increase in management fees payable	4,559,267
Increase in administrative services expense payable	2,124,254
Decrease in professional fees payable	(115,548)
Increase in line of credit fees	300,000
Increase in accounting and administrative fees payable	779,491
Decrease in tax-free reorganization payable	(191,370)
Increase in custodian fees payable	16,094
Decrease in other payable	(318,754)
Decrease in incentive fees payable	(4,799,737)
Net Cash (Used in) Operating Activities	(647,354,808)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	1,203,332,462
Payments for Units redeemed	(152,650,554)
Net Cash Provided by Financing Activities	1,050,681,908

Net change in cash and cash equivalents	403,327,100

Effect of exchange rate changes on cash	(2,484,187)

Cash and cash equivalents at beginning of period	612,340,571
Cash and cash equivalents at end of period(1)	$1,013,183,484

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $993,534,174 and $19,649,310, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$7.10		$5.32	$5.73	$5.51	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.09)		(0.20)	(0.10)	(0.05)	0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	0.90		2.09	(0.14)	0.55	0.40	0.17
Net increase (decrease) in net assets resulting from operations	0.81		1.89	(0.24)	0.50	0.60	0.17
Distributions from:
Net investment income	—		—	—	(0.03)	(0.10)	—
Net realized gains	—		(0.11)	(0.17)	(0.25)	(0.16)	—
Total distributions	—		(0.11)	(0.17)	(0.28)	(0.26)	—
Net asset value, end of period	$7.91		$7.10	$5.32	$5.73	$5.51	$5.17

Total Return(5)(6)	11.51%		36.48%	(4.69)%	9.36%	11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$5,180,031		$4,098,863	$2,705,680	$2,243,031	$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	0.05	%(7)	(1.00)%	(0.52)%	0.15%	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.70	%(7)	2.77%	2.87%	2.84%	2.78%	2.82	%(7)
Ratio of Incentive Fee to average net assets	1.26	%(6)	2.10%	1.15%	1.12%	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	3.96	%(7)(9)	4.87%	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—%	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	3.96	%(7)(9)	4.87%	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.70	%(7)	2.77%	2.87%	2.84%	2.78%	2.82	%(7)(9)

Portfolio Turnover	14.08	%(6)	19.36%	13.35%	21.75%	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$7.21		$5.37		$5.75		$5.52		$5.18		$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.07)		(0.16)		(0.06)		(0.01)		0.25		(0.00	)(4)
Net realized and unrealized gain (loss) on investments	0.93		2.11		(0.14)		0.56		0.38		0.18
Net increase (decrease) in net assets from operations	0.86		1.95		(0.20)		0.55		0.63		0.18
Distributions from:
Net investment income (loss)	—		—		(0.01)		(0.07)		(0.13)		—
Net realized gains (losses)	—		(0.11)		(0.17)		(0.25)		(0.16)		—
Total distributions	—		(0.11)		(0.18)		(0.32)		(0.29)		—
Net asset value, end of period	$8.07		$7.21		$5.37		$5.75		$5.52		$5.18

Total Return before Incentive Fee	N/A		N/A		N/A		N/A		N/A		N/A	(5)
Total Return after Incentive Fee	11.91	%(6)(7)	37.44	%(6)	(4.00	)%(6)	10.14	%(6)	12.42	%(6)	11.70%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$4,656,314		$3,688,456		$2,312,841		$1,997,140		$1,556,972		$995,815
Net investment income (loss) to average net assets before Incentive Fee(8)(9)	0.78	%(10)	(0.29)%		0.20%		0.86%		5.95%		2.52%
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(9)	1.98	%(10)	2.05%		2.13%		2.12%		2.10%		1.98%
Ratio of Incentive Fee to average net assets	1.26	%(7)	2.12%		1.14%		1.12%		1.33%		1.33%
Ratio of gross expenses and Incentive Fee to average net assets(9)	3.24	%(10)(11)	4.17%		3.27%		3.24%		3.43%		3.31%
Ratio of expense waivers to average net assets	—	%(10)	—%		—%		—%		—%		—%
Ratio of net expenses and Incentive Fee to average net assets(9)	3.24	%(10)(11)	4.17%		3.27%		3.24%		3.43%		3.31%
Ratio of net expenses to average net assets, excluding Incentive Fee(9)	1.98	%(10)	2.05%		2.13%		2.12%		2.10%		1.98%

Portfolio Turnover	14.08	%(7)	19.36%		13.35%		21.75%		23.58%		17.93%

(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(7)	Not annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	Ratio does not include expenses of Primary and Secondary Investments.

(10)	Annualized.

(11)	The Incentive Fee and/or organizational expenses are not annualized.

N/A	Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the 1933 Act. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity, infrastructure, and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund offers two classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund currently offers only two classes of Units, in the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that holders of the Fund’s Units of any such class bear, and the distribution and service fees, if any, and other class specific expenses, if any, that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although each class of Units represents a pro-rata interest in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Adviser determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Advisor makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of Private Equity Fund Investments that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the term of each such Private Equity Fund Investment.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period.

The fair value of asset-backed securities is determined by price quotations from unaffiliated market markers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

In order to maintain liquidity pending investment in Private Equity Investments, the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts. At times, the amounts held in these accounts may exceed applicable federally insured limits, if any. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2021, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	6
Brazilian Reals	1
Canadian Dollars	6
Danish Kroner	4
Euros	159
Indian Rupees	2
Japanese Yen	3
Norwegian Kroner	2
Philippine Peso	1
Pounds Sterling	34
Singapore Dollars	1
Swedish Kronor	3
Swiss Francs	2

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the six months ended September 30, 2021, the Fund entered into 76 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $18,741,607 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $32,674,268 in net realized gains (losses) and $(1,623,615) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2021 are representative of contract amounts during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities and Direct Equity Investments where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date.

h. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its technical merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from its sole owner, the Fund, and thus is disregarded, for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2021, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

During the fiscal year ended March 31, 2021, the Fund reclassified $24,971,837 from undistributed net investment income, $(71,388,392) of accumulated net realized gain (loss) on investments and forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) disclosure requirements about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets as of September 30, 2021: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$9,398,017	$—	$(9,398,017)	$—
Barclays	$9,343,590	$—	$(9,343,590)	$—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

n. Recently Adopted Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2018-13, which modifies certain disclosure requirements for fair value measurements in Accounting Standards Codification 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management has elected to adopt the ASU and the changes are incorporated in the financial statements. The incorporation of these changes did not cause a material change in the presentation of the financial statements.

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance primarily intends to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to account for modifications as a continuance of the existing contract without additional analysis provided the changes to existing contracts are limited to changes to an approved benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Fund’s Advisor is currently assessing the impact of the new guidance on the Fund’s consolidated financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$179,626,425	$—	$—	$179,626,425
Asset-Backed Securities	—	—	23,842,475	23,842,475
Direct Investments:
Direct Equity	31,432,065	361,818,685	4,987,617,984	5,380,868,734
Direct Debt	—	—	909,925,735	909,925,735
Total Direct Investments*	$31,432,065	$361,818,685	$5,897,543,719	$6,290,794,469
Secondary Investments*	—	—	1,045,352,713	1,045,352,713
Primary Investments*	—	—	1,415,144,820	1,415,144,820
Total Investments	$211,058,490	$361,818,685	$8,381,883,727	$8,954,760,902
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$18,741,607	$—	$—	$18,741,607
Total Assets	$18,741,607	$—	$—	$18,741,607
Total Investments Net of Foreign Currency Exchange Contracts	$229,800,097	$361,818,685	$8,381,883,727	$8,973,502,509

*	Private Equity Investments are described in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

The following is a reconciliation of the amount of the account balances on April 1, 2021 and September 30, 2021 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2021	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2021
Asset-Backed Securities	$6,931,675	$—	$116,586	$16,792,674	$—	$1,540	$—	$23,842,475
Direct Investments:
Direct Equity Investments	$3,924,823,290	$466,604,073	$219,647,973	$1,061,081,195	$(650,577,591)	$—	$(33,960,956)	$4,987,617,984
Direct Debt Investments	925,071,641	(3,362,897)	7,131,766	215,689,801	(235,572,865)	968,289	—	909,925,735
Total Direct Investments*	$4,849,894,931	$463,241,176	$226,779,739	$1,276,770,996	$(886,150,456)	$968,289	$(33,960,956)	$5,897,543,719
Secondary Investments*	641,384,492	457,272	133,782,408	336,199,560	(66,471,019)	—	—	1,045,352,713
Primary Investments*	1,123,708,740	716,121	200,058,710	225,471,826	(134,810,577)	—	—	1,415,144,820
Total	$6,621,919,838	$464,414,569	$560,737,443	$1,855,235,056	$(1,087,432,052)	$969,829	$(33,960,956)	$8,381,883,727

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

3. Fair Value Measurements (continued)

in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2021, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2021 relating to investments in Level 3 assets still held at September 30, 2021 is $961,553,375, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2021:

Type of Security	Fair Value at September 30, 2021 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$23,842	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$95,245	Discounted cash flow	Discount factor	7.75% – 11.40% (9.78%)
	4,150,010	Market comparable companies	Enterprise value to EBITDA multiple	5.67x – 23.90x (15.12x)
	174,545	Exit price	Recent transaction price	n/a
	434,144	Recent financing/transaction	Recent transaction price	n/a
	1,586	Replacement cost	Recent transaction price	n/a
	7,446	Reported fair value	Reported fair value	n/a
	126,722	Market comparable companies	Enterprise value to sales multiple	3.00x – 10.20x (6.80x)
Direct Debt	$665,758	Broker quotes	Indicative quotes for an inactive market	n/a
	230,219	Discounted cash flow	Discount factor	6.47% – 13.26% (8.81%)
	2,488	Exit price	Recent transaction price	n/a
	10,767	Recent financing/transaction	Recent transaction price	n/a
	26,096	Reported fair value	Reported fair value	n/a
	447	Market comparable companies	Enterprise value to sales multiple	2.22x – 2.22x (2.22x)
Primary and Secondary Investments	$2,458,497	Adjusted reported net asset value	Reported net asset value	n/a
	2,003	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Marrkets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, and UBS AG in the aggregate maximum principal amount of $500,000,000. The Fund anticipates that this line of credit facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility are charged a rate of interest per annum that is the aggregate of the applicable margin of 3.25% and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2021, the Fund did not have any borrowings and did not incur any interest expense. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees based on the rate agreed to with the various lenders, Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum. The term of the LOC facility runs until February 2, 2023.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units (continued)

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2021		For the Year Ended March 31, 2021
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	87,990,211	$659,672,525	86,508,173	$549,269,558
Reinvestments	—	—	8,558,812	57,245,617
Repurchases	(6,435,504)	(49,661,592)	(24,514,376)	(159,149,894)
Class exchanges	(4,566,224)	(32,950,844)	(1,956,405)	(11,968,050)
Tax-free reorganization	—	—	1,527	10,215
Net increase (decrease)	76,988,483	$577,060,089	68,597,731	$435,407,446
Class I Units
Sales	71,590,144	$543,659,937	85,373,605	$556,145,741
Reinvestments	—	—	6,193,033	42,033,352
Repurchases	(10,609,881)	(82,902,592)	(22,780,212)	(148,388,610)
Class exchanges	4,489,773	32,950,844	1,933,355	11,968,050
Tax-free reorganization	—	—	9,513,907	64,572,607
Net increase (decrease)	65,470,036	$493,708,189	80,233,688	$526,331,140

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2021, the Fund incurred $72,489,695 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses, and contributions and withdrawals. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2021, the Fund incurred $110,659,381 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2021, the Advisor did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2021, the Fund pays each Independent Manager an annual fee of $125,000. Additionally, effective April 1, 2016 the Fund pays an additional fee of $10,000 per year to the Chairman of the Board and the Chairman of the Audit Committee. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2021:

	Shares/ Principal as of September 30, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2021	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
AAVAS Financiers Limited(3)	3,891,752	$147,751,158	$—	$—	$—	$(27,722,425)	$120,028,733	$30,680,956
Astorg Co-Invest SGG, FCPI(4)	—	72,814,487	—	—	—	(981,366)	71,833,121	—
Bock Capital JVco Nature S.à r.l.	12,590,000,000	—	149,423,941	—	—	(3,524,883)	145,899,058	—
Camelia Investment 1 Limited	6,768,704,045	196,294,018	—	(83,048)	1,953	(4,629,662)	191,583,261	—
CBI Parent, L.P.	1,145,918	114,591,806	—	—	—	5,625,426	120,217,232	—
Confluent Health, LLC	27,260	46,256,540	—	—	—	12,680,190	58,936,730	—
ECP Parent, LLC	100,000,000	115,508,099	—	—	—	24,137,410	139,645,509	—
EnfraGen, LLC	37,786	52,909,891	—	—	—	3,127,914	56,037,805	—
EQT Jaguar Co-Investment SCSp(4)	—	91,540,074	—	—	—	6,439,988	97,980,062	—
GlobalLogic Worldwide Holdings, Inc.(3)	—	387,876,810	—	(407,463,057)	346,102,222	(326,515,975)	—	—
Huntress Co-Investment L.P.(4)	—	41,835,243	—	—	—	1,699,124	43,534,367	—
Idera Parent, L.P.(4)	—	151,685,530	—	—	—	48,312,599	199,998,129	—
Luxembourg Investment Company 285 S.à r.l.(5)	14,865,773	66,217,773	—	—	—	7,348,829	73,566,602	—
Luxembourg Investment Company 293 S.à r.l.	9,789,622	37,576,907	—	—	—	1,690,262	39,267,169	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2021	Affiliated Income/ Accretion of Discount
Luxembourg Investment Company 314 S.à r.l.(5)	192,000	$1	$—	$—	$—	$—	$1	$—
Luxembourg Investment Company 414 S.à r.l.	12,111,360	—	61,481,684	—	—	(1,308,695)	60,172,989	—
Luxembourg Investment Company 430 S.à r.l.	50,548,848	—	78,953,581	(2,072,470)	(55,660)	(3,385,907)	73,439,544	—
May Co-Investment S.C.A.	1,059,375	43,564,146	—	—	—	13,069,268	56,633,414	—
MHS Acquisition Holdings, LLC	34,242	698,103	—	—	—	38,939	737,042	—
MHS Blocker Purchaser L.P.(4)	—	53,976,725	—	—	—	3,010,776	56,987,501	—
Murra Warra Asset Hold Trust	13,186,543	24,490,555	—	—	—	128,049	24,618,604	—
Murra Warra Project Hold Trust	429,366	6,122,638	—	—	—	32,015	6,154,653	—
Murra Warra II Asset Hold Trust	5,402,025	1,838,690	3,570,292	(5,512)	186	843,306	6,246,962	—
Murra Warra II Project Hold Trust	10	459,673	892,573	(1,378)	47	210,825	1,561,740	—
OHCP IV SF COI, L.P.(4)	—	32,399,058	44,069	—	—	9,429,349	41,872,476	—
Onecall Holdings, L.P.(4)	—	156,945,548	—	(18,589,738)	—	21,581,325	159,937,135	10,368,379
Partners Terra Pte. Ltd.	1,683,000	—	1,690,902	—	—	(104,989)	1,585,913	—
PG BRPC Investment, LLC	32,079	52,196,395	—	—	—	17,007,923	69,204,318	—
PG Esmeralda Pte. Ltd.	5,922,280	54,332,836	—	—	—	5,477,613	59,810,449	—
PG Delta Holdco, LLC	20,000	—	17,326,073	—	—	69,807	17,395,880	—
PG Lion Management Warehouse S.C.S(4)(5)	—	1,743,439	—	—	—	174,936	1,918,375	—
PG TLP S.à r.l.	6,377,426	—	101,243,477	(3,883,298)	(47,124)	484,629	97,797,684	—
Polyusus Lux XVI S.a.r.l.	289,102,341	21,245,826	—	—	—	(570,186)	20,675,640	—
Quadriga Capital IV Investment Holding II L.P.(3)(4)	—	59,215,601	—	(62,216,486)	45,796,673	(42,795,788)	—	—
Root JVCo S.à r.l.	8,700,760	65,859,253	—	—	—	16,616,072	82,475,325	—
Safe Fleet Holdings LLC(6)	2,887,500	2,859,481	693	(15,001)	27	32,175	2,877,375	59,786
SnackTime PG Holdings, Inc.	12	86,744,446	—	—	—	(3,087,600)	83,656,846	—
Specialty Pharma Holdings LP(4)	—	—	90,460,835	—	—	14,504,762	104,965,597	—
Surfaces SLP (SCSp)(4)	—	40,540,675	—	—	—	9,120,730	49,661,405	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2021	Affiliated Income/ Accretion of Discount
Thermostat Purchaser, L.P.	—	$—	$71,817,900	$—	$—	$—	$71,817,900	$—
WHCG Purchaser, LP(4)	—	—	68,399,200	—	—	—	68,399,200	—
Zenith Longitude Limited	6,682,671	—	149,888,161	—	—	79,063,457	228,951,618	—
Total Non-Controlled Affiliates		$2,228,091,425	$795,193,381	$(494,329,988)	$391,798,324	$(112,669,778)	$2,808,083,364	$41,109,121

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	As of September 30, 2021, the Fund no longer had ownership of five percent or more of outstanding voting securities.
(4)	Investment does not issue shares.
(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(6)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a fixed monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2021, the Fund incurred $2,993,005 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2021 amounted to $1,905,957,490. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2021 amounted to $1,155,220,551. Total purchases and sales of short-term investments amounted to $0 and $0, respectively, for the six months ended September 30, 2021. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2021.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2021, the Fund had funded $9,128,193,606 or 87.6% of the $10,422,235,516 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $6,704,367,121 of $6,906,541,139 in total commitments, (ii) Secondary Investments it had funded $1,249,399,836 of $1,485,862,370 in total commitments, and (iii) Primary Investments it had funded $1,174,426,649 of $2,029,832,007 in total commitments, in each case, as of September 30, 2021.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. COVID-19

Since the beginning of 2020, global financial markets have monitored and reacted to the impact and spread of COVID-19 (coronavirus) and the multidimensional response its spread has elicited, including efforts to contain its spread that have impacted and will continue to impact the global economy and the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period. To the extent that the pandemic has affected the performance of portfolio companies and valuation multiples to date, these effects are reflected in this filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop and change, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially.

Management of the Fund is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices. These and other factors will be updated from time to time in periodic filings with the SEC.

14. Tax Information

As of September 30, 2021, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$6,311,838,760	$1,393,578,334
Gross unrealized appreciation	2,773,164,957	18,741,607
Gross unrealized depreciation	(130,242,815)	—
Net unrealized investment appreciation	$2,642,922,142	$18,741,607

The tax cost of the Fund’s investments as of September 30, 2021, approximates their amortized cost.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2021 (Unaudited) (continued)

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2021 through September 30, 2021 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2021.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,115.10	$27.57	5.20%
Class I Shares	$1,000.00	$1,119.10	$23.84	4.49%

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$999.00	$26.06	5.20%
Class I Shares	$1,000.00	$1,002.57	$22.53	4.49%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2021.

(**)

Annualized ratio of expenses to average net assets for the period from April 1, 2021 through September 30, 2021. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	November 29, 2021

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	November 29, 2021

*	Print the name and title of each signing officer under his or her signature.